As filed with the Securities and Exchange Commission on January 7, 1998.
                    Registration Nos. 033-54642 and 811-07342


                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                ----------------
                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 46


                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 47


                         J.P. MORGAN INSTITUTIONAL FUNDS
                     (formerly The JPM Institutional Funds)
               (Exact Name of Registrant as Specified in Charter)

            60 State Street, Suite 1300, Boston, Massachusetts 02109
                    (Address of Principal Executive Offices)

               Registrant's Telephone Number, including Area Code:
                                 (617) 557-0700

                 Christopher Kelley, c/o Funds Distributor, Inc.
            60 State Street, Suite 1300, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

                                   Copy to: Stephen K. West, Esq.
                                            Sullivan & Cromwell
                                            125 Broad Street
                                            New York, New York 10004

It is proposed that this filing will become effective (check appropriate box):

[X] Immediately upon filing pursuant to paragraph (b) [ ] on (date) pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(i) [ ] on
(date) pursuant to paragraph (a)(i) [ ] 75 days after filing pursuant to paragraph (a)(ii) [ ] on (date) pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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The Series Portfolio II and The Federal Money Market Portfolio have also executed this Registration Statement.



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                         J.P. MORGAN INSTITUTIONAL FUNDS
         (TREASURY MONEY MARKET AND SERVICE TREASURY MONEY MARKET FUNDS)
                              CROSS-REFERENCE SHEET
                            (As Required by Rule 495)

PART A ITEM NUMBER:  Prospectus Headings.

1.       COVER PAGE:  Cover Page.

2.       SYNOPSIS:  Investors for Whom the Fund is Designed.

3.       CONDENSED FINANCIAL INFORMATION: Financial Highlights.

4.       GENERAL DESCRIPTION OF REGISTRANT: Cover Page; Investors for Whom the
         Fund  is  Designed;   Investment  Objective  and  Policies;  Additional
         Investment Information; Investment Restrictions; Special Information Concerning Investment Structure; Organization.

5. MANAGEMENT OF THE FUND: Management of the Trust and the Portfolio; Shareholder Servicing; Additional Information.

5A.      MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE: Not Applicable.

6. CAPITAL STOCK AND OTHER SECURITIES: Special Information Concerning Investment Structure; Shareholder Servicing; Net Asset Value; Purchase of Shares; Taxes; Dividends and Distributions; Organization.

7. PURCHASE OF SECURITIES BEING OFFERED: Purchase of Shares; Exchange of Shares; Investors for Whom the Fund is Designed; Dividends and Distributions; Net Asset Value.

8. REDEMPTION OR REPURCHASE: Redemption of Shares; Exchange of Shares; Net Asset Value.

9.       PENDING LEGAL PROCEEDINGS:  Not Applicable.


PART B ITEM NUMBER:  Statement of Additional Information Headings.

10.      COVER PAGE: Cover Page.

11.      TABLE OF CONTENTS: Table of Contents.

12.      GENERAL INFORMATION AND HISTORY: General.

13. INVESTMENT OBJECTIVES AND POLICIES: Investment Objective(s) and Policies; Additional Investments; Investment Restrictions; Quality and Diversification Requirements; Appendix.

14.      MANAGEMENT OF THE FUND: Trustees and Officers.


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15.      CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES: Description of
         Shares.

     16.   INVESTMENT   ADVISORY  AND  OTHER   SERVICES:   Investment   Advisor;
Distributor; Co-Administrator; Services Agent; Custodian and Transfer Agent; Shareholder Servicing; Independent Accountants; Expenses.

17.      BROKERAGE ALLOCATION AND OTHER PRACTICES: Portfolio Transactions.

18. CAPITAL STOCK AND OTHER SECURITIES: Massachusetts Trust; Description of Shares.

19. PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED: Net Asset Value; Purchase of Shares; Redemption of Shares; Exchange of Shares; Dividends and Distributions.

20.      TAX STATUS: Taxes.

21.      UNDERWRITERS: Distributor.

22.      CALCULATION OF PERFORMANCE DATA: Performance Data.

23.      FINANCIAL STATEMENTS: Not Applicable.

PART C. Information required to be included in Part C is set forth under the appropriate items, so numbered, in Part C of this Registration Statement.



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                                                 EXPLANATORY NOTE

This post-effective amendment No. 46 to the Registrant's registration statement on Form N-1A (File No. 033-54642) is being filed with respect to the J.P. Morgan Institutional Treasury Money Market and J.P. Morgan Institutional Service Treasury Money Market Funds, separate series of shares of the Registrant (the "Funds"), pursuant to the Registrant's undertaking to file a post-effective amendment to the Registration Statement, using financials which need not be certified, within four to six months following the date of commencement of public investment operations of the Funds. As a result, the Amendment does not affect any of the Registrant's currently effective prospectuses for each other series of shares of the Registrant.

The Prospectus for each of the J.P. Morgan Institutional Treasury Money Market Fund and J.P. Morgan Institutional Service Treasury Money Market Fund, filed as part of a 497 filing on June 10, 1997 (Accession No. 0001016964-97-00114) is hereby incorporated by reference.


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J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND
Supplement dated January 7, 1998 to the prospectus dated May 30, 1997

1.   The date of the prospectus is changed to January 7, 1998.
2.   The following is added to the Prospectus on page 3.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the indicated period should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

                                                                For the Period
                                                                 July 8, 1997
                                                                (commencement
                                                               of operations) to
                                                               October 31, 1997
                                                             -------------------

Net Asset Value, Beginning of Period                                  $1.00
                                                             -------------------
Income from Investment Operations
Net Investment Income                                                  0.0176
Net Realized Gain on Investment                                        0.0000(a)
                                                             -------------------
Total from Investment Operations                                       0.0176
                                                             -------------------
Less Distributions to Shareholders from
Net Investment Income                                                  0.0176
Net Realized Gain                                                      0.0000(a)
                                                             -------------------
Total Distributions to Shareholders                                    0.0176

Net Asset Value, End of Period                                        $1.00
                                                             ===================
Total Return                                                           1.77%(b)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)                               $80,924
Ratios to Average Net Assets
    Expenses                                                            .04%(c)
    Net Investment Income                                              5.53%(c)
    Decrease Reflected in Expense Ratio
    due to Expense Reimbursement                                       1.06%(c)

--------------------------------------------
(a)  Less than $0.0001.
(b)  Not Annualized.
(c)  Annualized.

                         J.P. MORGAN INSTITUTIONAL FUNDS


              J.P. MORGAN INSTITUTIONAL TREASURY MONEY MARKET FUND
               J.P. MORGAN INSTITUTIONAL FEDERAL MONEY MARKET FUND









                       STATEMENT OF ADDITIONAL INFORMATION



                                 January 7, 1998
























THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JANUARY 7, 1998 FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM FUNDS DISTRIBUTOR, INC.,
ATTENTION: J.P. MORGAN INSTITUTIONAL FUNDS (800) 221-7930.

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                                Table of Contents


                                                                          Page
General........................................................................1
Investment Objectives and Policies.............................................1
Investment Restrictions........................................................6
Trustees and Officers.........................................................10
Investment Advisor............................................................15
Distributor...................................................................17
Co-Administrator..............................................................18
Services Agent................................................................19
Custodian and Transfer Agent..................................................20
Shareholder Servicing.........................................................20
Independent Accountants.......................................................21
Expenses......................................................................21
Purchase of Shares............................................................22
Redemption of Shares..........................................................22
Exchange of Shares............................................................23
Dividends and Distributions...................................................23
Net Asset Value...............................................................24
Performance Data..............................................................25
Portfolio Transactions........................................................26
Massachusetts Trust...........................................................27
Description of Shares.........................................................28
Taxes.........................................................................30
Additional Information........................................................33
Appendix A - Description of Security Ratings.................................A-1



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GENERAL

         This Statement of Additional Information relates only to the J.P. Morgan Institutional Treasury Money Market Fund and the J.P. Morgan Institutional Federal Money Market Fund (each, a "Fund" and collectively, the "Funds"). Each Fund is a series of shares of beneficial interest of the J.P. Morgan Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Funds, the Trust consists of other series representing separate investment funds (each a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objective and policies, management and operation of each of the Funds. The Funds operate through a two-tier master-feeder investment fund structure.

         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Master Portfolio (the "Portfolio"), a corresponding open-end management investment company having the same investment objective as the Fund. Each Fund invests in a Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure."

         Each Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

         Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan or any other bank. Shares of a Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVES AND POLICIES

         The following discussion supplements the information regarding the investment objective of each Fund and the policies to be employed to achieve the objective by each Portfolio as set forth herein and in the applicable Prospectus. Since the investment characteristics and experiences of each Fund correspond directly with those of its corresponding Portfolio, the discussion in this Statement of Additional Information focuses on the investments and investment policies of each Portfolio. Accordingly, references below to a Portfolio also

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                                                        -1-
include the corresponding Fund; similarly, references to a Fund also include the corresponding Portfolio unless the context requires otherwise.

         J.P. Morgan Institutional Treasury Money Market Fund (the "Treasury Money Market Fund") is designed to be an economical and convenient means of making substantial investments in U.S. Treasury obligations and repurchase agreement transactions with respect to those obligations. The Treasury Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Treasury Money Market Fund attempts to accomplish this objective by investing all of its investable assets in The Treasury Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Treasury Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. Treasury securities and related repurchase agreement transactions as described in the Prospectus and this Statement of Additional Information that have effective maturities of not more than 397 days. See "Quality and Diversification Requirements."

         J.P. Morgan Institutional Federal Money Market Fund (the "Federal Money Market Fund") is designed to be an economical and convenient means of making substantial investments primarily in short term direct obligations of the U.S. Government. The Federal Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Federal Money Market Fund attempts to accomplish this objective by investing all of its investable assets in The Federal Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Federal Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. Treasury securities and in obligations of certain U.S. Government agencies, as described in the Prospectus and this Statement of Additional Information that have effective maturities of not more than 397 days. See "Quality and Diversification Requirements."

Money Market Instruments

     A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     Additional U.S. Government Obligations. Each of the Funds (other than the Treasury Money Market Fund) may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not

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                                                        -2-
be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations;
(ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved  by the  Funds'  Trustees.  In a  repurchase  agreement,  a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will any Fund invest in repurchase agreements for more than 397 days. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 397 days from the effective date of the repurchase agreement. The Treasury Money Market
Fund will only enter into repurchase agreements involving U.S. Treasury securities. The Federal Money Market Fund may only enter into repurchase agreements involving U.S. Treasury securities and Permitted Agency Securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. Each Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.




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                                                        -3-

Additional Investments

         When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund (except the Treasury Money Market Fund) not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Investment Company Securities. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund or Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund or Portfolio bears directly in connection with its own operations.

         Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The Treasury Money Market Fund will only enter into reverse repurchase agreements involving Treasury securities. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money

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                                                        -4-
by the Fund and, therefore, a form of leverage. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for each Fund's limitations on reverse repurchase agreements and bank borrowings.

         Loans of Portfolio Securities. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         Privately Placed and Certain Unregistered Securities. The Funds, except the Treasury Money Market Fund, may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

         As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.




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                                                        -5-

Quality and Diversification Requirements

         Each of the Funds intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of each Fund are subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws or as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         At the time any of the Funds invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.

         Treasury Money Market Fund. In order to attain its objective of maintaining a stable net asset value, the Treasury Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and related repurchase agreement transactions, each having a remaining maturity of 397 days or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         Federal Money Market Fund. In order to attain its objective of maintaining a stable net asset value, the Federal Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and certain U.S. Government agency securities with remaining maturities of 397 days or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of

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                                                        -6-

(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The Treasury Money Market Fund and its corresponding Portfolio may not:

1. Enter into reverse repurchase agreements which together with any other borrowing exceed in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

     2. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into by the Fund.1

     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;

     4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

--------
              1Although the Fund is permitted to fulfill plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, the Fund has no current intention of engaging in this form of leverage.

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                                                        -7-

5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund;

9.       Act as an underwriter of securities; or

10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

         The Federal Money Market Fund and its corresponding Portfolio may not:

1. Enter into reverse repurchase agreements which together with any other borrowing exceeds in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

     2. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's or the Portfolio's total assets, respectively; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to


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                                                        -8-
     facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes;

     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;

     4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

     5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund;

     9. Act as an underwriter of securities; or

     10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.


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         Non-Fundamental Investment Restrictions - Treasury Money Market Fund and Federal Money Market Fund. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:

(i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the Fund's net assets would be in investments that are illiquid.

         Notwithstanding any other fundamental or non-fundamental investment restriction or policy, each Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the
Advisor may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

Trustees

         The Trustees of the Trust, who are also the Trustees of each of the Portfolios, their business addresses, principal occupations during the past five years and dates of birth are set forth below.


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     FREDERICK S. ADDY--Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746, and his date of birth is January 1, 1932.

         WILLIAM G. BURNS--Trustee; Retired, Former Vice Chairman and Chief Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, FL 32779, and his date of birth is November 2, 1932.

         ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540, and his date of birth is May 23, 1934.

         MATTHEW HEALEY 2--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436, and his date of birth is August 23, 1937.

         MICHAEL P. MALLARDI--Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His address is 10 Charnwood Drive, Suffern, NY 10910, and his date of birth is March 17, 1934.

         The Trustees of the Trust are the same as the Trustees of each of the Portfolios. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and the J.P. Morgan Funds up to and including creating a separate board of trustees.

     Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), the J.P. Morgan Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1996 are set forth below.

--------
     2Mr. Healey is an "interested person" of the Trust, the Advisor and each Portfolio as that term is defined in the 1940 Act.


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                                                                                    TOTAL TRUSTEE COMPENSATION
                                                                                    ACCRUED BY THE MASTER
                                                   AGGREGATE TRUSTEE                PORTFOLIOS (*), THE JPM
                                                   COMPENSATION                     PIERPONT FUNDS, JPM SERIES
                                                   ACCRUED BY THE                   TRUST AND THE TRUST DURING
                                                   TRUST DURING 1996                1996 (***)
                                                   -----------------                ----------
NAME OF TRUSTEE
Frederick S. Addy, Trustee                         $12,593                          $65,000

William G. Burns, Trustee                          $12,593                          $65,000
Arthur C. Eschenlauer, Trustee                     $12,593                          $65,000
Matthew Healey, Trustee(**),                       $12,593                          $65,000
  Chairman and Chief Executive
  Officer
Michael P. Mallardi, Trustee                       $12,593                          $65,000

(*) Includes the Portfolios and 20 other portfolios (collectively, the "Master Portfolios") for which Morgan acts as investment advisor.

     (**) During 1996, Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $140,000, contributed $21,000 to a defined contribution plan on his behalf and paid $21,500 in insurance premiums for his benefit.

(***) No investment company within the fund complex has a pension or retirement plan. Currently there are 18 investment companies (15 investment companies comprising the Master Portfolios, the J.P. Morgan Funds, the Trust and J.P. Morgan Series Trust) in the fund complex.

         The Trustees, in addition to reviewing actions of the Trust's and the Portfolios' various service providers, decide upon matters of general policy. Each of the Portfolios and the Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolios and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund and its corresponding Portfolio during the indicated fiscal periods are set forth below:

Treasury Money Market Fund -- For the period July 8, 1997 (commencement of operations) through October 31, 1997: $543. The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $800.

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Federal Money Market Fund -- For the fiscal years ended October 31, 1995, 1996 and 1997: $8,445, $6,320 and $3,750. The Federal Money Market Portfolio -- For the fiscal years ended October 31, 1995, 1996 and 1997: $22,791, $16,144 and $12,004.

Officers

         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

         The officers of the Trust and the Portfolios, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts
02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus") or its affiliates. From December 1991 to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company, Inc. His date of birth is March 31, 1969.


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         RICHARD W. INGRAM; President and Treasurer. Executive Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Service and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. His date of birth is September 15, 1955.

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Associate General Counsel of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Harris or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From 1989 to 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director Of FDI. Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial

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                                                       -14-

Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.

INVESTMENT ADVISOR

         The investment advisor to the Portfolios is Morgan Guaranty Trust Company of New York, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. The Advisor, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The Advisor is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, the Advisor offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of $240 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."


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                                                       -15-

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The Treasury Money Market Portfolio--IBC/Donoghue's Treasury and Repo Money Fund Average; and The Federal Money Market Portfolio--IBC/Donoghue's U.S. Government and Agency Money Fund Average.

         J.P. Morgan Investment Management Inc., also a wholly owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.

     The Portfolios are managed by officers of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc. and certain other investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of 0.20% of each Portfolio's net assets up to $1 billion and 0.10% of each Portfolio's net assets in excess of $1 billion.

         The table below sets forth for each Portfolio listed the advisory fees paid to the Advisor for the fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $49,123.

The Federal Money Market Portfolio -- For the fiscal years ended October 31, 1995, 1996 and 1997: $492,941, $653,326 and $659,707.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."


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         The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolios contemplated by the Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolios.

         If the Advisor were prohibited from acting as investment advisor to any Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor.

         The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a

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                                                       -17-
majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolios dated August 1, 1996, FDI also serves as the Trust's and the Portfolios' Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         For its services under the Co-Administration Agreements, each Fund and Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Master Portfolios and certain other investment companies subject to similar agreements with FDI.

         The table below sets forth for each Fund listed and its corresponding Portfolio the administrative fees paid to FDI for the fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

Treasury Money Market Fund -- For the period July 8, 1997 (commencement of operations) through October 31, 1997: $437. The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $406.

Federal Money Market Fund -- For the period August 1, 1996 through October 31, 1996 and the fiscal year ended October 31, 1997: $945 and $3,405. The Federal Money Market Portfolio -- For the period August 1, 1996 through October 31, 1996 and the fiscal year ended October 31, 1997: $1,663 and $6,218.

         The table below sets forth for each Fund listed (except the Treasury Money Market Fund) and its corresponding Portfolio the administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolios prior to August 1, 1996) for the fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

Federal Money Market Fund -- For the fiscal year ended October 31, 1995 and the period November 1, 1995 through July 31, 1996: $23,920 and $15,525. The Federal Money Market Portfolio -- For the fiscal year ended October 31, 1995 and the period November 1, 1995 through July 31, 1996: $17,480 and $28,623.

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SERVICES AGENT

         The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund and its corresponding Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, each of the Funds and the Portfolios has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

         Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, each Fund's corresponding Portfolio (except the Treasury Money Market Portfolio) paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master
Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion.

         Prior to December 29, 1995, the Trust and each Portfolio (except The Treasury Money Market Portfolio) had entered into Financial and Fund Accounting Services Agreements with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of usual and customary expenses. The table below sets forth for each Fund listed and its corresponding Portfolio the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent. See the Prospectus and below for applicable expense limitations.

Treasury Money Market Fund -- For the period July 8, 1997 (commencement of operations) through October 31, 1997: $4,761. The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $7,289.

Federal Money Market Fund -- For the fiscal years ended October 31, 1995, 1996 and 1997: $(236,058)*, $(198,465)* and $33,554.

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The Federal Money Market Portfolio -- For the fiscal years ended October 31, 1995, 1996 and 1997: $(146,180)*, $(165,137)* and $101,963.

-----------------------------------
* Indicates a reimbursement by Morgan for expenses in excess of its fees under the prior administrative services agreements. No fees were paid for the fiscal period.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and each Portfolio's custodian and fund accounting agent and each Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. The Custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a Financial Professional. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; monitoring the activities of the Funds' transfer agent; and providing other related services.

         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the annual rate (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.05%. Morgan acts as shareholder servicing agent for all shareholders.

         The  table  below  sets  forth  for each Fund  listed  the  shareholder
servicing   fees  paid  by  each  Fund  to  Morgan,   net  of  fee  waivers  and
reimbursements, for the

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                                                       -20-
fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

Treasury Money Market Fund -- For the period July 8, 1997 (commencement of operations) through October 31, 1997: $8,000.

Federal Money Market Fund -- For the fiscal years ended October 31, 1995, 1996 and 1997: $101,100, $75,343 and $54,403.

         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing administrative services to the Funds and the Portfolios under the Services Agreements and in acting as Advisor to the Portfolios under the Investment Advisory Agreements, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds or the Portfolios might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., Morgan and FDI under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator and Distributor," "Services Agent" and "Shareholder Servicing" above, the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, costs associated with their registration under federal securities laws, and extraordinary expenses applicable to the Funds or the Portfolios. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolios, such expenses also include

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custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and certain Portfolios and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses). For additional information regarding waivers or expense subsidies, see the Prospectus.

PURCHASE OF SHARES

         Investors may open Fund accounts and purchase shares as described in the Prospectus. References in the Prospectus and this Statement of Additional Information to customers of Morgan or a Financial Professional include customers of their affiliates and references to transactions by customers with Morgan or a Financial Professional include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); and (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.

         Prospective investors may purchase shares with the assistance of a Financial Professional, and the Financial Professional may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus. Shareholders redeeming shares of the Funds should be aware that the Funds attempt to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that they will be able to continue to do so, and in that case the net asset value of the Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" below.

         If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur

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transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of the Treasury Money Market and Federal Money Market Funds and their corresponding Portfolios have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which such Funds and their corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of such Fund during any 90-day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         Further Redemption Information. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from any Fund into any other J.P. Morgan Institutional Fund, J.P. Morgan Fund, or shares of J.P. Morgan Series Trust, as described in the Prospectus. For complete information, the Prospectus as it relates to the Fund into which a transfer is being made should be read prior to the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends and distributions as described in the Prospectus.

     Net investment income of each Fund consists of accrued interest or discount and amortized premium, less the accrued expenses of the Fund applicable to that dividend period including the fees payable to Morgan. See "Net Asset Value."

         Determination of the net income for each Fund is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.


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         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day, and Christmas Day. In the event that trading in the money markets is scheduled to end earlier than the close of the New York Stock Exchange in observance of these holidays, the Funds and their corresponding Portfolios would expect to close for purchases and redemptions an hour in advance of the end of trading in the money markets. The Funds and the Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. On any business day when the Public Securities Association ("PSA") recommends that the securities market close early, the Funds reserve the right to cease accepting purchase and redemption orders for same business day credit at the time PSA recommends that the securities market close. On days the Funds close early, purchase and redemption orders received after the PSA- recommended closing time will be credited the next business day. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.

         The Portfolios' portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing a Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. See "Taxes."


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PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

         Yield Quotations. As required by regulations of the SEC, current yield for the Funds is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

         Below is set forth historical yield information for the periods indicated:

Treasury Money Market Fund (12/31/97): 7-day current yield: 5.61%; 7-day effective yield: 5.77%.

     Federal Money Market Fund (12/31/97): 7-day current yield: 5.49%; 7-day effective yield: 5.64%.

         Total Return Quotations. Historical performance information for periods prior to the establishment of the Treasury Money Market Fund will be that of the J.P. Morgan Institutional Service Treasury Money Market Fund and will be presented in accordance with applicable SEC staff interpretations. The applicable financial information in the registration statement for the J.P. Morgan Institutional Funds (Registration Nos. 033-54642 and 811-07342) is incorporated herein by reference.

         Below is set forth historical return information for the periods indicated:

     Treasury Money Market Fund (12/31/97): Average annual total return, 1 year:
N/A; average annual total return, 5 years: N/A; average annual total return, commencement of operations3 to period end: 2.72%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations3 to period end: 2.72%.

     Federal Money Market Fund (12/31/97):  Average annual total return, 1 year:
5.40%;  average annual total return, 5 years:  N/A; average annual total return,

--------
3J.P. Morgan Institutional Service Treasury Money Market Fund commenced operations on July 8, 1997.

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     commencement of operations to period end: 4.62%; aggregate total return, 1 year: 5.40%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations to period end: 25.30%.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

PORTFOLIO TRANSACTIONS

     The Advisor places orders for all Portfolios for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all the Portfolios. See "Investment Objectives and Policies."

     Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Portfolio transactions for the Portfolios will be undertaken principally to accomplish a Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolios may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies -- Portfolio Turnover."

         In connection with portfolio transactions for the Portfolios, the Advisor intends to seek best price and execution on a competitive basis for both purchases and sales of securities.

         The Portfolios have a policy of investing only in securities with maturities of less than 397 days, which policy will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Portfolios make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolios.

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         Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Effective January 9, 1997, the name of The Treasury Money Market Portfolio was changed to The Federal Money Market Portfolio. Effective January 1, 1998, the name of the Trust was changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds," and each Fund's name changed accordingly.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the

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trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of a Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are


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described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so


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sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of twenty-four series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.

As of January 2, 1998, the following owned of record, or to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

     Treasury Money Market Fund: Morgan as Agent for Jamesway Corp. Class (5.18%), Peapod Inc. (18.16%), Hare & Co. (42.32%), The First National Bank in Sioux Falls (12.23%) and Food Research Corp. (11.43%).

         Federal Money Market Fund: Morgan as Agent for Richard & Linda Schaps (22.52%), Morgan as Agent for Chandler C. Mashek (5.65%), Leonard A. Lauder/Estee Lauder Inc. (18.71%) and Modesto M. Mora MD (8.03%).

TAXES

         Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options,


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futures or forward contracts on foreign currencies) held less than three months, but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). Effective June 1, 1998, the 30% of gross income test discussed in (b) above will no longer apply to the Funds.

         As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

         Distributions of net investment income and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction subject to applicable limitations under the Code. If dividend payments exceed income earned by a Fund, the overdistribution would be considered a return of capital rather than a dividend payment. The Funds intend to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "Act"), long-term capital gain of an individual is generally subject to a maximum rate of 28% in respect of a capital asset held directly by such individual for more than one year but not more than eighteen months, and the maximum rate is


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reduced to 20% in respect of a capital asset held in excess of 18 months. The Act authorizes the Treasury department to promulgate regulations that would apply these rules in the case of long-term capital gain distributions made by a Fund. The Treasury department has indicated that, under such regulations, individual shareholders will be taxed at a maximum rate of 28% in respect of capital gains distributions designated as 28% rate gain distributions and will be taxed at a maximum rate of 20% in respect of capital gains distributions designated as 20% rate gain distributions, regardless of how long they have held their shares in a Fund. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

         To maintain a constant $1.00 per share net asset value, the Trustees of the Trust may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of a Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as described below, if an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. As noted above, long-term capital gain of an individual holder is subject to a maximum tax rate of 28% in respect of shares held for more than one year. The maximum rate is reduced to 20% in respect of shares held for more than 18 months. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any


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                                                       -32-
long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         State and Local Taxes. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in


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                                                       -33-
its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, Morgan or Service Organizations as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolios' Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

         The following financial statements and the report thereon of Price Waterhouse LLP of each Fund are incorporated herein by reference from their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JP Morgan Funds Services at
(800) 766-7722. Each Fund's financial statements include the financial statements of the Fund's corresponding Portfolio.


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                                                       -34-

                               Date of Semi-Annual         Date of Annual
                               Report; Date Semi-          Report; Date Annual
                               Annual Report Filed;        Report Filed; and
Name of Fund                   and Accession Number        Accession Number


JPM Institutional              N/A                         10/31/97
Treasury Money Market Fund                                 12/24/97
                                                           0001016969-97-100
JPM Institutional              N/A                         10/31/97
Federal Money Market Fund                                  12/24/97
                                                           0001016969-97-100


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                                                       -35-

APPENDIX A

Description of Security Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

Commercial Paper, including Tax Exempt

     A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

Short-Term Tax-Exempt Notes

     SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

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                                       A-1

MOODY'S

Corporate and Municipal Bonds

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Commercial Paper, including Tax Exempt

Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries. - High rates of return on funds employed. - Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.


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                                       A-2

Short-Term Tax Exempt Notes

     MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

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                                       A-3

J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
Supplement dated January 7, 1998 to the prospectus dated May 30, 1997

1.   The date of the prospectus is changed to January 7, 1998.
2.   The following is added to the Prospectus on page 3.

FINANCIAL HIGHLIGHTS

The following selected data for a share outstanding for the indicated period should be read in conjunction with the financial statements and related notes which are contained in the Fund's annual report and are incorporated by reference into the Statement of Additional Information. The following selected data have been audited by independent accountants. The Fund's annual report includes a discussion of those factors, strategies and techniques that materially affected the Fund's performance during the period of the report, as well as certain related information. A copy of the Fund's annual report will be made available without charge upon request.

                                                            For the Period
                                                             July 7 1997
                                                            (commencement
                                                           of operations) to
                                                           October 31, 1997
                                                         ----------------------
Net Asset Value, Beginning of Period                                     $1.00
                                                          ----------------------
Income from Investment Operations
Net Investment Income                                                     0.0169
Net Realized Gain on Investment                                        0.0000(a)
                                                          ----------------------
Total from Investment Operations                                          0.0169
                                                          ----------------------
Less Distributions to Shareholders from
Net Investment Income                                                     0.0169
Net Realized Gain                                                      0.0000(a)
                                                          ----------------------
Total Distributions to Shareholders                                    0.0169

Net Asset Value, End of Period                                        $1.00
                                                          ======================
Total Return                                                           1.71%(b)

Ratios and Supplemental Data
Net Assets, End of Period (in thousands)                               $35,983
Ratios to Average Net Assets
    Expenses                                                             .28%(c)
    Net Investment Income                                               5.29%(c)
    Decrease Reflected in Expense Ratio
    due to Expense Reimbursement                                        1.43%(c)

--------------------------------------------
(a)  Less than $0.0001.
(b)  Not Annualized.
(c)  Annualized.

                         J.P. MORGAN INSTITUTIONAL FUNDS



          J.P. MORGAN INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND
           J.P. MORGAN INSTITUTIONAL SERVICE FEDERAL MONEY MARKET FUND









                       STATEMENT OF ADDITIONAL INFORMATION



                                 January 7, 1998
























   THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS, BUT CONTAINS ADDITIONAL INFORMATION WHICH SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED JANUARY 7, 1998 FOR THE FUND OR FUNDS LISTED ABOVE, AS SUPPLEMENTED FROM TIME TO TIME, WHICH MAY BE OBTAINED UPON REQUEST FROM FUNDS DISTRIBUTOR, INC.,
ATTENTION: J.P. MORGAN INSTITUTIONAL SERVICE FUNDS (800) 221-7930.

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                                Table of Contents


                                                                        Page
General........................................................................1
Investment Objectives and Policies.............................................1
Investment Restrictions........................................................6
Trustees and Officers.........................................................10
Investment Advisor............................................................15
Distributor...................................................................17
Co-Administrator..............................................................18
Services Agent................................................................19
Custodian and Transfer Agent..................................................20
Shareholder Servicing.........................................................20
Independent Accountants.......................................................22
Expenses......................................................................22
Purchase of Shares............................................................23
Redemption of Shares..........................................................24
Exchange of Shares............................................................24
Dividends and Distributions...................................................25
Net Asset Value...............................................................25
Performance Data..............................................................26
Portfolio Transactions........................................................27
Massachusetts Trust...........................................................29
Description of Shares.........................................................30
Taxes.........................................................................32
Additional Information........................................................35
Appendix A - Description of Security Ratings.................................A-1



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GENERAL

         This Statement of Additional Information relates only to the J.P. Morgan Institutional Service Treasury Money Market Fund and the J.P. Morgan Institutional Service Federal Money Market Fund (each, a "Fund" and collectively, the "Funds"). Each Fund is a series of shares of beneficial interest of the J.P. Morgan Institutional Funds, an open-end management investment company formed as a Massachusetts business trust (the "Trust"). In addition to the Funds, the Trust consists of other series representing separate investment funds (each a "J.P. Morgan Institutional Fund"). The other J.P. Morgan Institutional Funds are covered by separate Statements of Additional Information.

         This Statement of Additional Information describes the financial history, investment objective and policies, management and operation of each of the Funds. The Funds operate through a two-tier master-feeder investment fund structure.

         This Statement of Additional Information provides additional information with respect to the Funds and should be read in conjunction with the relevant Fund's current Prospectus (the "Prospectus"). Capitalized terms not otherwise defined herein have the meanings accorded to them in the Prospectus. The Trust's executive offices are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

         Unlike other mutual funds which directly acquire and manage their own portfolio of securities, each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding Master Portfolio (the "Portfolio"), a corresponding open-end management investment company having the same investment objective as the Fund. Each Fund invests in a Portfolio through a two-tier master-feeder investment fund structure. See "Special Information Concerning Investment Structure."

         Each Portfolio is advised by Morgan Guaranty Trust Company of New York ("Morgan" or the "Advisor").

         Investments in a Fund are not deposits or obligations of, or guaranteed or endorsed by, Morgan or any other bank. Shares of a Fund are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency. An investment in a Fund is subject to risk that may cause the value of the investment to fluctuate, and when the investment is redeemed, the value may be higher or lower than the amount originally invested by the investor.

INVESTMENT OBJECTIVES AND POLICIES

         The following discussion supplements the information regarding the investment objective of each Fund and the policies to be employed to achieve the objective by each Portfolio as set forth herein and in the applicable Prospectus. Since the investment characteristics and experiences of each Fund correspond directly with those of its corresponding Portfolio, the discussion in this Statement of Additional Information focuses on the investments and investment policies of each Portfolio. Accordingly, references below to a Portfolio also

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                                                        -1-
include the corresponding Fund; similarly, references to a Fund also include the corresponding Portfolio unless the context requires otherwise.

         J.P. Morgan Institutional Service Treasury Money Market Fund (the "Treasury Money Market Fund") is designed to be an economical and convenient means of making substantial investments in U.S. Treasury obligations and repurchase agreement transactions with respect to those obligations. The Treasury Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Treasury Money Market Fund attempts to accomplish this objective by investing all of its investable assets in The Treasury Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Treasury Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. Treasury securities and related repurchase agreement transactions as described in the Prospectus and this Statement of Additional Information that have effective maturities of not more than 397 days. See "Quality and Diversification Requirements."

         J.P. Morgan Institutional Service Federal Money Market Fund (the "Federal Money Market Fund") is designed to be an economical and convenient means of making substantial investments primarily in short term direct obligations of the U.S. Government. The Federal Money Market Fund's investment objective is to provide current income, maintain a high level of liquidity and preserve capital. The Federal Money Market Fund attempts to accomplish this objective by investing all of its investable assets in The Federal Money Market Portfolio (the "Portfolio"), a diversified open-end management investment company having the same investment objective as the Federal Money Market Fund.

         The Portfolio attempts to achieve its investment objective by maintaining a dollar-weighted average portfolio maturity of not more than 90 days and by investing in U.S. Treasury securities and in obligations of certain U.S. Government agencies, as described in the Prospectus and this Statement of Additional Information that have effective maturities of not more than 397 days. See "Quality and Diversification Requirements."

Money Market Instruments

     A description of the various types of money market instruments that may be purchased by the Funds appears below. Also see "Quality and Diversification Requirements."

     U.S. Treasury Securities. Each of the Funds may invest in direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, all of which are backed as to principal and interest payments by the full faith and credit of the United States.

     Additional U.S. Government Obligations. Each of the Funds (other than the Treasury Money Market Fund) may invest in obligations issued or guaranteed by U.S. Government agencies or instrumentalities. These obligations may or may not

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                                                        -2-
be backed by the "full faith and credit" of the United States. Securities which are backed by the full faith and credit of the United States include obligations of the Government National Mortgage Association, the Farmers Home Administration, and the Export-Import Bank. In the case of securities not backed by the full faith and credit of the United States, each Fund must look principally to the federal agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments. Securities in which each Fund may invest that are not backed by the full faith and credit of the United States include, but are not limited to: (i) obligations of the Tennessee Valley Authority, the Federal Home Loan Mortgage Corporation, the Federal Home Loan Banks and the U.S. Postal Service, each of which has the right to borrow from the U.S. Treasury to meet its obligations;
(ii) securities issued by the Federal National Mortgage Association, which are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; and (iii) obligations of the Federal Farm Credit System and the Student Loan Marketing Association, each of whose obligations may be satisfied only by the individual credits of the issuing agency.

         Repurchase Agreements. Each of the Funds may enter into repurchase agreements with brokers, dealers or banks that meet the credit guidelines approved  by the  Funds'  Trustees.  In a  repurchase  agreement,  a Fund buys a security from a seller that has agreed to repurchase the same security at a mutually agreed upon date and price. The resale price normally is in excess of the purchase price, reflecting an agreed upon interest rate. This interest rate is effective for the period of time the Fund is invested in the agreement and is not related to the coupon rate on the underlying security. A repurchase agreement may also be viewed as a fully collateralized loan of money by a Fund to the seller. The period of these repurchase agreements will usually be short, from overnight to one week, and at no time will any Fund invest in repurchase agreements for more than 397 days. The securities which are subject to repurchase agreements, however, may have maturity dates in excess of 397 days from the effective date of the repurchase agreement. The Treasury Money Market
Fund will only enter into repurchase agreements involving U.S. Treasury securities. The Federal Money Market Fund may only enter into repurchase agreements involving U.S. Treasury securities and Permitted Agency Securities. The Funds will always receive securities as collateral whose market value is, and during the entire term of the agreement remains, at least equal to 100% of the dollar amount invested by the Funds in each agreement plus accrued interest, and the Funds will make payment for such securities only upon physical delivery or upon evidence of book entry transfer to the account of the Custodian. Each Fund will be fully collateralized within the meaning of paragraph (a)(4) of Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). If the seller defaults, a Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon disposal of the collateral by a Fund may be delayed or limited.


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                                                        -3-

Additional Investments

         When-Issued and Delayed Delivery Securities. Each of the Funds may purchase securities on a when-issued or delayed delivery basis. For example, delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. The purchase price and the interest rate payable, if any, on the securities are fixed on the purchase commitment date or at the time the settlement date is fixed. The value of such securities is subject to market fluctuation and for money market instruments and other fixed income securities no interest accrues to a Fund until settlement takes place. At the time a Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, it will record the transaction, reflect the value each day of such securities in determining its net asset value and, if applicable, calculate the maturity for the purposes of average maturity from that date. At the time of settlement a when-issued security may be valued at less than the purchase price. To facilitate such acquisitions, each Fund will maintain with the Custodian a segregated account with liquid assets, consisting of cash, U.S. Government securities or other appropriate securities, in an amount at least equal to such commitments. On delivery dates for such transactions, each Fund will meet its obligations from maturities or sales of the securities held in the segregated account and/or from cash flow. If a Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition, it could, as with the disposition of any other portfolio obligation, incur a gain or loss due to market fluctuation. It is the current policy of each Fund (except the Treasury Money Market Fund) not to enter into when-issued commitments exceeding in the aggregate 15% of the market value of the Fund's total assets, less liabilities other than the obligations created by when-issued commitments.

         Investment Company Securities. Securities of other investment companies may be acquired by each of the Funds and their corresponding Portfolios to the extent permitted under the 1940 Act. These limits require that, as determined immediately after a purchase is made, (i) not more than 5% of the value of a Fund's total assets will be invested in the securities of any one investment company, (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group, and
(iii) not more than 3% of the outstanding voting stock of any one investment company will be owned by a Fund, provided however, that a Fund may invest all of its investable assets in an open-end investment company that has the same investment objective as the Fund (its corresponding Portfolio). As a shareholder of another investment company, a Fund or Portfolio would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the advisory and other expenses that a Fund or Portfolio bears directly in connection with its own operations.

         Reverse Repurchase Agreements. Each of the Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund sells a security and agrees to repurchase the same security at a mutually agreed upon date and price. The Treasury Money Market Fund will only enter into reverse repurchase agreements involving Treasury securities. For purposes of the 1940 Act a reverse repurchase agreement is also considered as the borrowing of money

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                                                        -4-
by the Fund and, therefore, a form of leverage. The Funds will invest the proceeds of borrowings under reverse repurchase agreements. In addition, a Fund will enter into a reverse repurchase agreement only when the interest income to be earned from the investment of the proceeds is greater than the interest expense of the transaction. A Fund will not invest the proceeds of a reverse repurchase agreement for a period which exceeds the duration of the reverse repurchase agreement. Each Fund will establish and maintain with the Custodian a separate account with a segregated portfolio of securities in an amount at least equal to its purchase obligations under its reverse repurchase agreements. If interest rates rise during the term of a reverse repurchase agreement, entering into the reverse repurchase agreement may have a negative impact on a Fund's ability to maintain a net asset value of $1.00 per share. See "Investment Restrictions" for each Fund's limitations on reverse repurchase agreements and bank borrowings.

         Loans of Portfolio Securities. Each of the Funds may lend its securities if such loans are secured continuously by cash or equivalent collateral or by a letter of credit in favor of the Fund at least equal at all times to 100% of the market value of the securities loaned, plus accrued interest. While such securities are on loan, the borrower will pay the Fund any income accruing thereon. Loans will be subject to termination by the Funds in the normal settlement time, generally three business days after notice, or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities which occurs during the term of the loan inures to a Fund and its respective investors. The Funds may pay reasonable finders' and custodial fees in connection with a loan. In addition, a Fund will consider all facts and circumstances including the creditworthiness of the borrowing financial institution, and no Fund will make any loans in excess of one year. The Funds will not lend their securities to any officer, Trustee, Director, employee or other affiliate of the Funds, the Advisor or the Distributor, unless otherwise permitted by applicable law.

         Privately Placed and Certain Unregistered Securities. The Funds, except the Treasury Money Market Fund, may invest in privately placed, restricted, Rule 144A or other unregistered securities as described in the Prospectus.

         As to illiquid investments, a Fund is subject to a risk that should the Fund decide to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund's net assets could be adversely affected. Where an illiquid security must be registered under the Securities Act of 1933, as amended (the "1933 Act"), before it may be sold, a Fund may be obligated to pay all or part of the registration expenses, and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a Fund might obtain a less favorable price than prevailed when it decided to sell.


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                                                        -5-

Quality and Diversification Requirements

         Each of the Funds intends to meet the diversification requirements of the 1940 Act. To meet these requirements, 75% of the assets of each Fund are subject to the following fundamental limitations: (1) the Fund may not invest more than 5% of its total assets in the securities of any one issuer, except obligations of the U.S. Government, its agencies and instrumentalities, and (2) the Fund may not own more than 10% of the outstanding voting securities of any one issuer. As for the other 25% of the Fund's assets not subject to the limitation described above, there is no limitation on investment of these assets under the 1940 Act, so that all of such assets may be invested in securities of any one issuer, subject to the limitation of any applicable state securities laws or as described below. Investments not subject to the limitations described above could involve an increased risk to a Fund should an issuer, or a state or its related entities, be unable to make interest or principal payments or should the market value of such securities decline.

         At the time any of the Funds invests in any taxable commercial paper, master demand obligation, bank obligation or repurchase agreement, the issuer must have outstanding debt rated A or higher by Moody's or Standard & Poor's, the issuer's parent corporation, if any, must have outstanding commercial paper rated Prime-1 by Moody's or A-1 by Standard & Poor's, or if no such ratings are available, the investment must be of comparable quality in Morgan's opinion.

         Treasury Money Market Fund. In order to attain its objective of maintaining a stable net asset value, the Treasury Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and related repurchase agreement transactions, each having a remaining maturity of 397 days or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

         Federal Money Market Fund. In order to attain its objective of maintaining a stable net asset value, the Federal Money Market Fund will limit its investments to direct obligations of the U.S. Treasury, including Treasury bills, notes and bonds, and certain U.S. Government agency securities with remaining maturities of 397 days or less at the time of purchase and will maintain a dollar-weighted average portfolio maturity of not more than 90 days.

INVESTMENT RESTRICTIONS

         The investment restrictions of each Fund and its corresponding Portfolio are identical, unless otherwise specified. Accordingly, references below to a Fund also include the Fund's corresponding Portfolio unless the context requires otherwise; similarly, references to a Portfolio also include its corresponding Fund unless the context requires otherwise.

         The investment restrictions below have been adopted by the Trust with respect to each Fund and by each corresponding Portfolio. Except where otherwise noted, these investment restrictions are "fundamental" policies which, under the 1940 Act, may not be changed without the vote of a majority of the outstanding voting securities of the Fund or Portfolio, as the case may be. A "majority of the outstanding voting securities" is defined in the 1940 Act as the lesser of

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                                                        -6-

(a) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of the outstanding voting securities. The percentage limitations contained in the restrictions below apply at the time of the purchase of securities. Whenever a Fund is requested to vote on a change in the fundamental investment restrictions of its corresponding Portfolio, the Trust will hold a meeting of Fund shareholders and will cast its votes as instructed by the Fund's shareholders.

         The Treasury Money Market Fund and its corresponding Portfolio may not:

1. Enter into reverse repurchase agreements which together with any other borrowing exceed in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

     2. Borrow money, except in amounts not to exceed one third of the Fund's total assets (including the amount borrowed) less liabilities (other than borrowings) (i) from banks for temporary or short-term purposes or for the clearance of transactions, (ii) in connection with the redemption of Fund shares or to finance failed settlements of portfolio trades without immediately liquidating portfolio securities or other assets, (iii) in order to fulfill commitments or plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets and (iv) pursuant to reverse repurchase agreements entered into by the Fund.1

     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;

     4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

--------
              1Although the Fund is permitted to fulfill plans to purchase additional securities pending the anticipated sale of other portfolio securities or assets, the Fund has no current intention of engaging in this form of leverage.

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                                                        -7-

5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund;

9.       Act as an underwriter of securities; or

10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.

         The Federal Money Market Fund and its corresponding Portfolio may not:

1. Enter into reverse repurchase agreements which together with any other borrowing exceeds in the aggregate one-third of the market value of the Fund's or the Portfolio's total assets, less liabilities other than the obligations created by reverse repurchase agreements;

     2. Borrow money (not including reverse repurchase agreements), except from banks for temporary or extraordinary or emergency purposes and then only in amounts up to 10% of the value of the Fund's or the Portfolio's total assets, taken at cost at the time of such borrowing (and provided that such borrowings and reverse repurchase agreements do not exceed in the aggregate one-third of the market value of the Fund's and the Portfolio's total assets less liabilities other than the obligations represented by the bank borrowings and reverse repurchase agreements). Mortgage, pledge, or hypothecate any assets except in connection with any such borrowing and in amounts up to 10% of the value of the Fund's or the Portfolio's net assets at the time of such borrowing. The Fund or the Portfolio will not purchase securities while borrowings exceed 5% of the Fund's or the Portfolio's total assets, respectively; provided, however, that the Fund may increase its interest in an open-end management investment company with the same investment objective and restrictions as the Fund while such borrowings are outstanding. This borrowing provision is included to

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                                                        -8-
     facilitate the orderly sale of portfolio securities, for example, in the event of abnormally heavy redemption requests, and is not for investment purposes;

     3. Purchase the securities or other obligations of any one issuer if, immediately after such purchase, more than 5% of the value of the Fund's or the Portfolio's total assets would be invested in securities or other obligations of any one such issuer; provided, however, that the Fund may invest all or part of its investable assets in an open-end management investment company with the same investment objective and restrictions as the Fund. This limitation also shall not apply to issues of the U.S. Government and repurchase agreements related thereto;

     4. Purchase the securities or other obligations of issuers conducting their principal business activity in the same industry if, immediately after such purchase, the value of its investment in such industry would exceed 25% of the value of the Fund's or the Portfolio's total assets; provided, however, that the Fund may invest all or part of its assets in an open-end management investment company with the same investment objective and restrictions as the Fund. For purposes of industry concentration, there is no percentage limitation with respect to investments in U.S. Government securities and repurchase agreements related thereto;

     5. Make loans, except through purchasing or holding debt obligations, repurchase agreements, or loans of portfolio securities in accordance with the Fund's or the Portfolio's investment objective and policies (see "Investment Objectives and Policies");

     6. Purchase or sell puts, calls, straddles, spreads, or any combination thereof, real estate, commodities, or commodity contracts or interests in oil, gas, or mineral exploration or development programs;

     7. Purchase securities on margin, make short sales of securities, or maintain a short position, provided that this restriction shall not be deemed to be applicable to the purchase or sale of when-issued securities or of securities for delivery at a future date;

     8. Acquire securities of other investment companies, except as permitted by the 1940 Act or in connection with a merger, consolidation, reorganization, acquisition of assets or an offer of exchange; provided, however, that nothing in this investment restriction shall prevent the Trust from investing all or part of the Fund's assets in an open-end management investment company with the same investment objective and restrictions as the Fund;

     9. Act as an underwriter of securities; or

     10. Issue senior securities, except as may otherwise be permitted by the foregoing investment restrictions or under the 1940 Act or any rule, order or interpretation thereunder.


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         Non-Fundamental Investment Restrictions - Treasury Money Market Fund and Federal Money Market Fund. The investment restriction described below is not a fundamental policy of these Funds or their corresponding Portfolios and may be changed by their respective Trustees. This non-fundamental investment policy requires that each such Fund may not:

(i) acquire any illiquid securities, such as repurchase agreements with more than seven days to maturity or fixed time deposits with a duration of over seven calendar days, if as a result thereof, more than 10% of the Fund's net assets would be in investments that are illiquid.

         Notwithstanding any other fundamental or non-fundamental investment restriction or policy, each Fund reserves the right, without the approval of shareholders, to invest all of its assets in the securities of a single open-end registered investment company with substantially the same investment objective, restrictions and policies as the Fund.

         There will be no violation of any investment restriction if that restriction is complied with at the time the relevant action is taken notwithstanding a later change in market value of an investment, in net or total assets, in the securities rating of the investment, or any other later change.

         For purposes of fundamental investment restrictions regarding industry concentration, the Advisor may classify issuers by industry in accordance with classifications set forth in the Directory of Companies Filing Annual Reports With The Securities and Exchange Commission or other sources. In the absence of such classification or if the Advisor determines in good faith based on its own information that the economic characteristics affecting a particular issuer make it more appropriately considered to be engaged in a different industry, the
Advisor may classify accordingly. For instance, personal credit finance companies and business credit finance companies are deemed to be separate industries and wholly owned finance companies are considered to be in the industry of their parents if their activities are primarily related to financing the activities of their parents.

TRUSTEES AND OFFICERS

Trustees

         The Trustees of the Trust, who are also the Trustees of each of the Portfolios, their business addresses, principal occupations during the past five years and dates of birth are set forth below.


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     FREDERICK S. ADDY--Trustee; Retired; Prior to April 1994, Executive Vice President and Chief Financial Officer, Amoco Corporation. His address is 5300 Arbutus Cove, Austin, TX 78746, and his date of birth is January 1, 1932.

     WILLIAM  G.  BURNS--Trustee;   Retired,  Former  Vice  Chairman  and  Chief
Financial Officer, NYNEX. His address is 2200 Alaqua Drive, Longwood, FL 32779, and his date of birth is November 2, 1932.

         ARTHUR C. ESCHENLAUER--Trustee; Retired; Former Senior Vice President, Morgan Guaranty Trust Company of New York. His address is 14 Alta Vista Drive, RD #2, Princeton, NJ 08540, and his date of birth is May 23, 1934.

     MATTHEW HEALEY 2--Trustee, Chairman and Chief Executive Officer; Chairman, Pierpont Group, Inc., since prior to 1992. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436, and his date of birth is August 23, 1937.

         MICHAEL P. MALLARDI--Trustee; Retired; Prior to April 1996, Senior Vice President, Capital Cities/ABC, Inc. and President, Broadcast Group. His address is 10 Charnwood Drive, Suffern, NY 10910, and his date of birth is March 17, 1934.

         The Trustees of the Trust are the same as the Trustees of each of the Portfolios. In accordance with applicable state requirements, a majority of the disinterested Trustees have adopted written procedures reasonably appropriate to deal with potential conflicts of interest arising from the fact that the same individuals are Trustees of the Trust, each of the Portfolios and the J.P. Morgan Funds up to and including creating a separate board of trustees.

         Each Trustee is currently paid an annual fee of $75,000 for serving as Trustee of the Trust, each of the Master Portfolios (as defined below), the J.P. Morgan Funds and J.P. Morgan Series Trust and is reimbursed for expenses incurred in connection with service as a Trustee. The Trustees may hold various other directorships unrelated to these funds.

         Trustee compensation expenses accrued by the Trust for the calendar year ended December 31, 1996 are set forth below.

--------
     2Mr. Healey is an "interested person" of the Trust, the Advisor and each Portfolio as that term is defined in the 1940 Act.


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                                                                                    TOTAL TRUSTEE COMPENSATION
                                                                                    ACCRUED BY THE MASTER
                                                   AGGREGATE TRUSTEE                PORTFOLIOS (*), THE JPM
                                                   COMPENSATION                     PIERPONT FUNDS, JPM SERIES
                                                   ACCRUED BY THE                   TRUST AND THE TRUST DURING
                                                   TRUST DURING 1996                1996 (***)
                                                   -----------------                ----------
NAME OF TRUSTEE
Frederick S. Addy, Trustee                         $12,593                          $65,000

William G. Burns, Trustee                          $12,593                          $65,000
Arthur C. Eschenlauer, Trustee                     $12,593                          $65,000
Matthew Healey, Trustee(**),                       $12,593                          $65,000
  Chairman and Chief Executive
  Officer
Michael P. Mallardi, Trustee                       $12,593                          $65,000

     (*) Includes the Portfolios and 20 other portfolios (collectively, the "Master Portfolios") for which Morgan acts as investment advisor.

     (**) During 1996 Pierpont Group, Inc. paid Mr. Healey, in his role as Chairman of Pierpont Group, Inc., compensation in the amount of $140,000, contributed $21,000 to a defined contribution plan on his behalf and paid $21,500 in insurance premiums for his benefit.

     (***) No investment company within the fund complex has a pension or retirement plan. Currently there are 18 investment companies (15 investment companies comprising the Master Portfolios, the J.P. Morgan Funds, the Trust and J.P. Morgan Series Trust) in the fund complex.

     The Trustees, in addition to reviewing actions of the Trust's and the Portfolios' various service providers, decide upon matters of general policy. Each of the Portfolios and the Trust has entered into a Fund Services Agreement with Pierpont Group, Inc. to assist the Trustees in exercising their overall supervisory responsibilities over the affairs of the Portfolios and the Trust. Pierpont Group, Inc. was organized in July 1989 to provide services for The Pierpont Family of Funds, and the Trustees are the equal and sole shareholders of Pierpont Group, Inc. The Trust and the Portfolios have agreed to pay Pierpont Group, Inc. a fee in an amount representing its reasonable costs in performing these services to the Trust, the Portfolios and certain other registered investment companies subject to similar agreements with Pierpont Group, Inc. These costs are periodically reviewed by the Trustees. The principal offices of Pierpont Group, Inc. are located at 461 Fifth Avenue, New York, New York 10017.

         The aggregate fees paid to Pierpont Group, Inc. by each Fund (except the Federal Money Market Fund) and its corresponding Portfolio during the indicated fiscal periods are set forth below:

Treasury Money Market Fund -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $251.

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The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $800.

The Federal Money Market Portfolio -- For the fiscal years ended October 31, 1995, 1996 and 1997: $22,791, $16,144 and $12,004.

Officers

         The Trust's and Portfolios' executive officers (listed below), other than the Chief Executive Officer, are provided and compensated by Funds Distributor, Inc. ("FDI"), a wholly owned indirect subsidiary of Boston Institutional Group, Inc. The officers conduct and supervise the business operations of the Trust and the Portfolios. The Trust and the Portfolios have no employees.

         The officers of the Trust and the Portfolios, their principal occupations during the past five years and dates of birth are set forth below. Unless otherwise specified, each officer holds the same position with the Trust and each Portfolio. The business address of each of the officers unless otherwise noted is Funds Distributor, Inc., 60 State Street, Suite 1300, Boston, Massachusetts
02109.

         MATTHEW HEALEY; Chief Executive Officer; Chairman, Pierpont Group, since prior to 1993. His address is Pine Tree Club Estates, 10286 Saint Andrews Road, Boynton Beach, FL 33436. His date of birth is August 23, 1937.

         MARIE E. CONNOLLY; Vice President and Assistant Treasurer. President, Chief Executive Officer, Chief Compliance Officer and Director of FDI, Premier Mutual Fund Services, Inc., an affiliate of FDI ("Premier Mutual") and an officer of certain investment companies advised or administered by the Dreyfus Corporation ("Dreyfus") or its affiliates. From December 1991 to July 1994, she was President and Chief Compliance Officer of FDI. Her date of birth is August 1, 1957.

     DOUGLAS C. CONROY; Vice President and Assistant Treasurer. Assistant Vice President and Manager of Treasury Services and Administration of FDI and an officer of certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Conroy was Supervisor of Treasury Services and Administration of FDI. From April 1993 to January 1995, Mr. Conroy was a Senior Fund Accountant for Investors Bank & Trust Company. Prior to March 1993, Mr. Conroy was employed as a fund accountant at The Boston Company, Inc. His date of birth is March 31, 1969.


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         RICHARD W. INGRAM; President and Treasurer. Executive Vice President and Director of Client Services and Treasury Administration of FDI, Senior Vice President of Premier Mutual and an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris Trust and Savings Bank ("Harris") or their respective affiliates. Prior to April 1997, Mr. Ingram was Senior Vice President and Director of Client Service and Treasury Administration of FDI. From March 1994 to November 1995, Mr. Ingram was Vice President and Division Manager of First Data Investor Services Group, Inc. From 1989 to 1994, Mr. Ingram was Vice President, Assistant Treasurer and Tax Director - Mutual Funds of The Boston Company, Inc. His date of birth is September 15, 1955.

     KAREN JACOPPO-WOOD; Vice President and Assistant Secretary. Assistant Vice President of FDI and an officer of RCM Capital Funds, Inc. and RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and Harris or their respective affiliates. From June 1994 to January 1996, Ms. Jacoppo-Wood was a Manager, SEC Registration, Scudder, Stevens & Clark, Inc. From 1988 to May 1994, Ms. Jacoppo-Wood was a senior paralegal at The Boston Company Advisors, Inc. ("TBCA"). Her date of birth is December 29, 1966.

     CHRISTOPHER J. KELLEY; Vice President and Assistant Secretary. Vice President and Associate General Counsel of FDI and Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Harris or its affiliates. From April 1994 to July 1996, Mr. Kelley was Assistant Counsel at Forum Financial Group. From 1992 to 1994, Mr. Kelley was employed by Putnam Investments in legal and compliance capacities. His date of birth is December 24, 1964.

     MARY A. NELSON; Vice President and Assistant Treasurer. Vice President and Manager of Treasury Services and Administration of FDI and Premier Mutual, an officer of RCM Capital Funds, Inc., RCM Equity Funds, Inc., Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or Harris or their respective affiliates. From 1989 to 1994, Ms. Nelson was an Assistant Vice President and Client Manager for The Boston Company, Inc. Her date of birth is April 22, 1964.

     MICHAEL S. PETRUCELLI; Vice President and Assistant Secretary. Senior Vice President and Director of Strategic Client Initiatives for FDI since December 1996. From December 1989 through November 1996, Mr. Petrucelli was employed with GE Investments where he held various financial, business development and compliance positions. He also served as Treasurer of the GE Funds and as Director of GE Investment Services. Address: 200 Park Avenue, New York, New York, 10166. His date of birth is May 18, 1961.

     JOSEPH F. TOWER III; Vice President and Assistant Treasurer. Executive Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director Of FDI. Senior Vice President, Treasurer and Chief Financial Officer, Chief Administrative Officer and Director of Premier Mutual and an officer of Waterhouse Investors Cash Management Fund, Inc. and certain investment companies advised or administered by Dreyfus or its affiliates. Prior to April 1997, Mr. Tower was Senior Vice President, Treasurer and Chief Financial

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                                                       -14-

Officer, Chief Administrative Officer and Director of FDI. From July 1988 to November 1993, Mr. Tower was Financial Manager of The Boston Company, Inc. His date of birth is June 13, 1962.

INVESTMENT ADVISOR

         The investment advisor to the Portfolios is Morgan Guaranty Trust Company of New York, a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"), a bank holding company organized under the laws of the State of Delaware. The Advisor, whose principal offices are at 60 Wall Street, New York, New York 10260, is a New York trust company which conducts a general banking and trust business. The Advisor is subject to regulation by the New York State Banking Department and is a member bank of the Federal Reserve System. Through offices in New York City and abroad, the Advisor offers a wide range of services, primarily to governmental, institutional, corporate and high net worth individual customers in the United States and throughout the world.

         J.P. Morgan, through the Advisor and other subsidiaries, acts as investment advisor to individuals, governments, corporations, employee benefit plans, mutual funds and other institutional investors with combined assets under management of $240 billion.

         J.P. Morgan has a long history of service as adviser, underwriter and lender to an extensive roster of major companies and as a financial advisor to national governments. The firm, through its predecessor firms, has been in business for over a century and has been managing investments since 1913.

         The basis of the Advisor's investment process is fundamental investment research as the firm believes that fundamentals should determine an asset's value over the long term. J.P. Morgan currently employs over 100 full time research analysts, among the largest research staffs in the money management industry, in its investment management divisions located in New York, London, Tokyo, Frankfurt, Melbourne and Singapore to cover companies, industries and countries on site. In addition, the investment management divisions employ approximately 300 capital market researchers, portfolio managers and traders. The Advisor's fixed income investment process is based on analysis of real rates, sector diversification and quantitative and credit analysis.

         The investment advisory services the Advisor provides to the Portfolios are not exclusive under the terms of the Advisory Agreements. The Advisor is free to and does render similar investment advisory services to others. The Advisor serves as investment advisor to personal investors and other investment companies and acts as fiduciary for trusts, estates and employee benefit plans. Certain of the assets of trusts and estates under management are invested in common trust funds for which the Advisor serves as trustee. The accounts which are managed or advised by the Advisor have varying investment objectives and the Advisor invests assets of such accounts in investments substantially similar to, or the same as, those which are expected to constitute the principal investments of the Portfolios. Such accounts are supervised by officers and employees of the Advisor who may also be acting in similar capacities for the Portfolios. See "Portfolio Transactions."


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                                                       -15-

         Sector weightings are generally similar to a benchmark with the emphasis on security selection as the method to achieve investment performance superior to the benchmark. The benchmarks for the Portfolios in which the Funds invest are currently: The Treasury Money Market Portfolio--IBC/Donoghue's Treasury and Repo Money Fund Average; and The Federal Money Market Portfolio--IBC/Donoghue's U.S. Government and Agency Money Fund Average.

         J.P. Morgan Investment Management Inc., also a wholly owned subsidiary of J.P. Morgan, is a registered investment adviser under the Investment Advisers Act of 1940, as amended, which manages employee benefit funds of corporations, labor unions and state and local governments and the accounts of other institutional investors, including investment companies. Certain of the assets of employee benefit accounts under its management are invested in commingled pension trust funds for which the Advisor serves as trustee. J.P. Morgan Investment Management Inc. advises the Advisor on investment of the commingled pension trust funds.

     The Portfolios are managed by officers of the Advisor who, in acting for their customers, including the Portfolios, do not discuss their investment decisions with any personnel of J.P. Morgan or any personnel of other divisions of the Advisor or with any of its affiliated persons, with the exception of J.P. Morgan Investment Management Inc. and certain other investment management affiliates of J.P. Morgan.

         As compensation for the services rendered and related expenses such as salaries of advisory personnel borne by the Advisor under the Investment Advisory Agreements, the Portfolio corresponding to each Fund has agreed to pay the Advisor a fee, which is computed daily and may be paid monthly, equal to the annual rates of 0.20% of each Portfolio's average daily net assets up to $1 billion and 0.10% of each Portfolio's average daily net assets in excess of $1 billion.

         The table below sets forth for each Portfolio listed the advisory fees paid to the Advisor for the fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $49,123.

The Federal Money Market Portfolio -- For the fiscal years ended October 31, 1995, 1996 and 1997: $492,941, $653,326 and $659,707.

         The Investment Advisory Agreements provide that they will continue in effect for a period of two years after execution only if specifically approved thereafter annually in the same manner as the Distribution Agreement. See "Distributor" below. Each of the Investment Advisory Agreements will terminate automatically if assigned and is terminable at any time without penalty by a vote of a majority of the Portfolio's Trustees, or by a vote of the holders of a majority of the Portfolio's outstanding voting securities, on 60 days' written notice to the Advisor and by the Advisor on 90 days' written notice to the Portfolio. See "Additional Information."


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         The Glass-Steagall Act and other applicable laws generally prohibit banks such as the Advisor from engaging in the business of underwriting or distributing securities, and the Board of Governors of the Federal Reserve System has issued an interpretation to the effect that under these laws a bank holding company registered under the federal Bank Holding Company Act or certain subsidiaries thereof may not sponsor, organize, or control a registered open-end investment company continuously engaged in the issuance of its shares, such as the Trust. The interpretation does not prohibit a holding company or a subsidiary thereof from acting as investment advisor and custodian to such an investment company. The Advisor believes that it may perform the services for the Portfolios contemplated by the Advisory Agreements without violation of the Glass-Steagall Act or other applicable banking laws or regulations. State laws on this issue may differ from the interpretation of relevant federal law, and banks and financial institutions may be required to register as dealers pursuant to state securities laws. However, it is possible that future changes in either federal or state statutes and regulations concerning the permissible activities of banks or trust companies, as well as further judicial or administrative decisions and interpretations of present and future statutes and regulations, might prevent the Advisor from continuing to perform such services for the Portfolios.

         If the Advisor were prohibited from acting as investment advisor to any Portfolio, it is expected that the Trustees of the Portfolio would recommend to investors that they approve the Portfolio's entering into a new investment advisory agreement with another qualified investment advisor selected by the Trustees.

         Under separate agreements, Morgan also provides certain financial, fund accounting and administrative services to the Trust and the Portfolios and shareholder services for the Trust. See "Services Agent" and "Shareholder Servicing" below.

DISTRIBUTOR

         FDI serves as the Trust's exclusive Distributor and holds itself available to receive purchase orders for each of the Fund's shares. In that capacity, FDI has been granted the right, as agent of the Trust, to solicit and accept orders for the purchase of each of the Fund's shares in accordance with the terms of the Distribution Agreement between the Trust and FDI. Under the terms of the Distribution Agreement between FDI and the Trust, FDI receives no compensation in its capacity as the Trust's distributor.

         The Distribution Agreement shall continue in effect with respect to each of the Funds for a period of two years after execution only if it is approved at least annually thereafter (i) by a vote of the holders of a majority of the Fund's outstanding shares or by its Trustees and (ii) by a vote of a majority of the Trustees of the Trust who are not "interested persons" (as defined by the 1940 Act) of the parties to the Distribution Agreement, cast in person at a meeting called for the purpose of voting on such approval (see "Trustees and Officers"). The Distribution Agreement will terminate automatically if assigned by either party thereto and is terminable at any time without penalty by a vote of a majority of the Trustees of the Trust, a vote of a majority of the Trustees who are not "interested persons" of the Trust, or by a vote of the holders of a

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                                                       -17-
majority of the Fund's outstanding shares as defined under "Additional Information," in any case without payment of any penalty on 60 days' written notice to the other party. The principal offices of FDI are located at 60 State Street, Suite 1300, Boston, Massachusetts 02109.

CO-ADMINISTRATOR

         Under Co-Administration Agreements with the Trust and the Portfolios dated August 1, 1996, FDI also serves as the Trust's and the Portfolios' Co-Administrator. The Co-Administration Agreements may be renewed or amended by the respective Trustees without a shareholder vote. The Co-Administration Agreements are terminable at any time without penalty by a vote of a majority of the Trustees of the Trust or the Portfolios, as applicable, on not more than 60 days' written notice nor less than 30 days' written notice to the other party. The Co-Administrator may subcontract for the performance of its obligations, provided, however, that unless the Trust or the Portfolios, as applicable, expressly agrees in writing, the Co-Administrator shall be fully responsible for the acts and omissions of any subcontractor as it would for its own acts or omissions. See "Services Agent" below.

         For its services under the Co-Administration Agreements, each Fund and Portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to each Fund or Portfolio is based on the ratio of its net assets to the aggregate net assets of the Trust, the Master Portfolios and certain other investment companies subject to similar agreements with FDI.

         The table below sets forth for each Fund listed (except the Federal Money Market Fund) and its corresponding Portfolio the administrative fees paid to FDI for the fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

Treasury Money Market Fund -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $231. The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $406.

The Federal Money Market Portfolio -- For the period August 1, 1996 through October 31, 1996 and the fiscal year ended October 31, 1997: $1,663 and $6,218.

         The table below sets forth for each Portfolio listed (except the Treasury Money Market Portfolio) the administrative fees paid to Signature Broker-Dealer Services, Inc. (which provided distribution and administrative services to the Trust and placement agent and administrative services to the Portfolios prior to August 1, 1996) for the fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

The Federal Money Market Portfolio -- For the fiscal year ended October 31, 1995 and the period November 1, 1995 through July 31, 1996: $17,480 and $28,623.


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SERVICES AGENT

         The Trust, on behalf of each Fund, and the Portfolios have entered into Administrative Services Agreements (the "Services Agreements") with Morgan pursuant to which Morgan is responsible for certain administrative and related services provided to each Fund and its corresponding Portfolio. The Services Agreements may be terminated at any time, without penalty, by the Trustees or Morgan, in each case on not more than 60 days' nor less than 30 days' written notice to the other party.

         Under the Services Agreements, each of the Funds and the Portfolios has agreed to pay Morgan fees equal to its allocable share of an annual complex-wide charge. This charge is calculated daily based on the aggregate net assets of the Master Portfolios and J.P. Morgan Series Trust in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion, less the complex-wide fees payable to FDI. The portion of this charge payable by each Fund and Portfolio is determined by the proportionate share that its net assets bear to the total net assets of the Trust, the Master Portfolios, the other investors in the Master Portfolios for which Morgan provides similar services and J.P. Morgan Series Trust.

         Under prior administrative services agreements in effect from December 29, 1995 through July 31, 1996, with Morgan, each Fund's corresponding Portfolio (except the Treasury Money Market Portfolio) paid Morgan a fee equal to its proportionate share of an annual complex-wide charge. This charge was calculated daily based on the aggregate net assets of the Master Portfolios in accordance with the following schedule: 0.06% of the first $7 billion of the Master
Portfolios' aggregate average daily net assets, and 0.03% of the Master Portfolios' aggregate average daily net assets in excess of $7 billion.

         Prior to December 29, 1995, the Trust and each Portfolio (except The Treasury Money Market Portfolio) had entered into Financial and Fund Accounting Services Agreements with Morgan, the provisions of which included certain of the activities described above and, prior to September 1, 1995, also included reimbursement of usual and customary expenses. The table below sets forth for each Fund listed (except the Federal Money Market Fund) and its corresponding Portfolio the fees paid to Morgan, net of fee waivers and reimbursements, as Services Agent. See the Prospectus and below for applicable expense limitations.

Treasury Money Market Fund -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $2,510. The Treasury Money Market Portfolio -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $7,289.


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The Federal Money Market Portfolio -- For the fiscal years ended October 31, 1995, 1996 and 1997: $(146,180)*, $(165,137)* and $101,963.
------------------------------------

(*) Indicates a reimbursement by Morgan for expenses in excess of its fees under the prior administrative services agreements. No fees were paid for the fiscal period.

CUSTODIAN AND TRANSFER AGENT

         State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, Massachusetts 02110, serves as the Trust's and each Portfolio's custodian and fund accounting agent and each Fund's transfer and dividend disbursing agent. Pursuant to the Custodian Contracts, State Street is responsible for maintaining the books of account and records of portfolio transactions and holding portfolio securities and cash. The Custodian maintains portfolio transaction records. As transfer agent and dividend disbursing agent, State Street is responsible for maintaining account records detailing the ownership of Fund shares and for crediting income, capital gains and other changes in share ownership to shareholder accounts.

SHAREHOLDER SERVICING

         The Trust on behalf of each of the Funds has entered into a Shareholder Servicing Agreement with Morgan pursuant to which Morgan acts as shareholder servicing agent for its customers and for other Fund investors who are customers of a Service Organization. Under this agreement, Morgan is responsible for performing shareholder account, administrative and servicing functions, which include but are not limited to, answering inquiries regarding account status and history, the manner in which purchases and redemptions of Fund shares may be effected, and certain other matters pertaining to a Fund; assisting customers in designating and changing dividend options, account designations and addresses; providing necessary personnel and facilities to coordinate the establishment and maintenance of shareholder accounts and records with the Funds' transfer agent; transmitting purchase and redemption orders to the Funds' transfer agent and arranging for the wiring or other transfer of funds to and from customer accounts in connection with orders to purchase or redeem Fund shares; verifying purchase and redemption orders, transfers among and changes in accounts; informing the Distributor of the gross amount of purchase orders for Fund shares; monitoring the activities of the Funds' transfer agent; and providing other related services.

         Under the Shareholder Servicing Agreement, each Fund has agreed to pay Morgan for these services a fee at the annual rate (expressed as a percentage of the average daily net asset values of Fund shares owned by or for shareholders for whom Morgan is acting as shareholder servicing agent) of 0.05%. Morgan acts as shareholder servicing agent for all shareholders.

         The table below sets forth for each Fund listed (except the Federal Money Market Fund) the shareholder servicing fees paid by each Fund to Morgan, net of

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fee waivers and reimbursements, for the fiscal periods indicated. See the Prospectus and below for applicable expense limitations.

Treasury Money Market Fund -- For the period July 7, 1997 (commencement of operations) through October 31, 1997: $25,501.

         As discussed under "Investment Advisor," the Glass-Steagall Act and other applicable laws and regulations limit the activities of bank holding companies and certain of their subsidiaries in connection with registered open-end investment companies. The activities of Morgan in acting as shareholder servicing agent for Fund shareholders under the Shareholder Servicing Agreement and providing administrative services to the Funds and the Portfolios under the Services Agreements and in acting as Advisor to the Portfolios under the Investment Advisory Agreements, may raise issues under these laws. However, Morgan believes that it may properly perform these services and the other activities described in the Prospectus without violation of the Glass-Steagall Act or other applicable banking laws or regulations.

         If Morgan were prohibited from providing any of the services under the Shareholder Servicing Agreement and the Services Agreements, the Trustees would seek an alternative provider of such services. In such event, changes in the operation of the Funds or the Portfolios might occur and a shareholder might no longer be able to avail himself or herself of any services then being provided to shareholders by Morgan.

SERVICE PLAN

         The Trust, on behalf of each Fund, has adopted a service plan (the "Plan") with respect to the shares which authorizes the Funds to compensate Service Organizations for providing certain account administration and other services to their customers who are beneficial owners of such shares. Pursuant to the Plan, the Trust, on behalf of each Fund, enters into agreements with Service Organizations which purchase shares on behalf of their customers ("Service Agreements"). Under such Service Agreements, the Service Organizations may: (a) act, directly or through an agent, as the sole shareholder of record and nominee for all customers, (b) maintain or assist in maintaining account records for each customer who beneficially owns shares, and (c) process or assist in processing customer orders to purchase, redeem and exchange shares, and handle or assist in handling the transmission of funds representing the customers' purchase price or redemption proceeds. As compensation for such services, the Trust on behalf of each Fund pays each Service Organization a service fee in an amount up to 0.25% (on an annualized basis) of the average daily net assets of the shares of each Fund attributable to or held in the name of such Service Organization for its customers.

         Conflicts of interest restrictions (including the Employee Retirement Income Security Act of 1974) may apply to a Service Organization's receipt of compensation paid by the Trust in connection with the investment of fiduciary funds in shares. Service Organizations, including banks regulated by the Comptroller of the Currency, the Federal Reserve Board or the Federal Deposit Insurance Corporation, and investment advisers and other money managers subject to the jurisdiction of the Securities and Exchange Commission, the Department of

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                                                       -21-

Labor or state securities commissions, are urged to consult legal advisers before investing fiduciary assets in shares. In addition, under some state securities laws, banks and other financial institutions purchasing shares on behalf of their customers may be required to register as dealers.

         The Trustees of the Trust, including a majority of Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of such Plan or the related Service Agreements, initially voted to approve the Plan and Service Agreements at a meeting called for the purpose of voting on such Plan and Service Agreements on April 9, 1997. The Plan was approved by the initial shareholders of each Fund on June 3, 1997, remains in effect until July 10, 1998 and will continue in effect thereafter only if such continuance is specifically approved annually by a vote of the Trustees in the manner described above. The Plan may not be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected Fund, and all material amendments of the Plan must also be approved by the Trustees in the manner described above. The Plan may be terminated at any time by a majority of the Trustees as described above or by vote of a majority of the outstanding shares of the affected Fund. The Service Agreements may be terminated at any time, without payment of any penalty, by vote of a majority of the disinterested Trustees as described above or by a vote of a majority of the outstanding shares of the affected Fund on not more than 60 days' written notice to any other party to the Service Agreements. The Service Agreements shall terminate automatically if assigned. So long as the Plans are in effect, the selection and nomination of those Trustees who are not interested persons shall be determined by the non-interested members of the Board of Trustees. The Trustees have determined that, in their judgment, there is a reasonable likelihood that the Plan will benefit the Funds and Fund shareholders. In the Trustees' quarterly review of the Plan and Service Agreements, they will consider their continued appropriateness and the level of compensation provided therein.

INDEPENDENT ACCOUNTANTS

         The independent accountants of the Trust and the Portfolios are Price Waterhouse LLP, 1177 Avenue of the Americas, New York, New York 10036. Price Waterhouse LLP conducts an annual audit of the financial statements of each of the Funds and the Portfolios, assists in the preparation and/or review of each of the Fund's and the Portfolio's federal and state income tax returns and consults with the Funds and the Portfolios as to matters of accounting and federal and state income taxation.

EXPENSES

         In addition to the fees payable to Pierpont Group, Inc., Morgan, FDI and Service Organizations under various agreements discussed under "Trustees and Officers," "Investment Advisor," "Co-Administrator and Distributor," "Services Agent" and "Shareholder Servicing" above, the Funds and the Portfolios are responsible for usual and customary expenses associated with their respective operations. Such expenses include organization expenses, legal fees, accounting expenses, insurance costs, the compensation and expenses of the Trustees, costs associated with their registration under federal securities laws, and

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                                                       -22-
extraordinary expenses applicable to the Funds or the Portfolios. For the Funds, such expenses also include transfer, registrar and dividend disbursing costs, the expenses of printing and mailing reports, notices and proxy statements to Fund shareholders, and filing fees under state securities laws. For the Portfolios, such expenses also include custodian fees and brokerage expenses. Under fee arrangements prior to September 1, 1995, Morgan as Services Agent was responsible for reimbursements to the Trust and certain Portfolios and the usual and customary expenses described above (excluding organization and extraordinary expenses, custodian fees and brokerage expenses). For additional information regarding waivers or expense subsidies, see the Prospectus.

PURCHASE OF SHARES

         Investors may open Fund accounts and purchase shares as described in the Prospectus. References in the Prospectus and this Statement of Additional Information to customers of Morgan or a Service Organization include customers of their affiliates and references to transactions by customers with Morgan or a Service Organization include transactions with their affiliates. Only Fund investors who are using the services of a financial institution acting as shareholder servicing agent pursuant to an agreement with the Trust on behalf of a Fund may make transactions in shares of a Fund.

         Shares may be purchased for accounts held in the name of a Service Organization that provides certain account administration and other services to its customers, including acting directly or through an agent as the sole shareholder of record, maintenance or assistance in maintaining account records and processing orders to purchase, redeem and exchange shares. Shares of each Fund bear the cost of service fees at the annual rate of up to 0.25% of 1% of the average daily net assets of such shares.

         It is possible that an institution or its affiliate may offer shares of different funds which invest in the same Portfolio to its customers and thus receive different compensation with respect to different funds. Certain aspects of the shares may be altered, after advance notice to shareholders, if it is deemed necessary in order to satisfy certain tax regulatory requirements.

         Each Fund may, at its own option, accept securities in payment for shares. The securities delivered in such a transaction are valued by the method described in "Net Asset Value" as of the day the Fund receives the securities. This is a taxable transaction to the shareholder. Securities may be accepted in payment for shares only if they are, in the judgment of Morgan, appropriate investments for the Fund's corresponding Portfolio. In addition, securities accepted in payment for shares must: (i) meet the investment objective and policies of the acquiring Fund's corresponding Portfolio; (ii) be acquired by the applicable Fund for investment and not for resale (other than for resale to the Fund's corresponding Portfolio); and (iii) be liquid securities which are not restricted as to transfer either by law or liquidity of market. Each Fund reserves the right to accept or reject at its own option any and all securities offered in payment for its shares.


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                                                       -23-

         Prospective investors may purchase shares with the assistance of a Service Organization, and the Service Organization may charge the investor a fee for this service and other services it provides to its customers.

REDEMPTION OF SHARES

         Investors may redeem shares as described in the Prospectus. Shareholders redeeming shares of the Funds should be aware that the Funds attempt to maintain a stable net asset value of $1.00 per share; however, there can be no assurance that they will be able to continue to do so, and in that case the net asset value of the Fund's shares might deviate from $1.00 per share. Accordingly, a redemption request might result in payment of a dollar amount which differs from the number of shares redeemed. See "Net Asset Value" below.

         If the Trust on behalf of a Fund and its corresponding Portfolio determine that it would be detrimental to the best interest of the remaining shareholders of a Fund to make payment wholly or partly in cash, payment of the redemption price may be made in whole or in part by a distribution in kind of securities from the Portfolio, in lieu of cash, in conformity with the applicable rule of the SEC. If shares are redeemed in kind, the redeeming shareholder might incur transaction costs in converting the assets into cash. The method of valuing portfolio securities is described under "Net Asset Value," and such valuation will be made as of the same time the redemption price is determined. The Trust on behalf of the Treasury Money Market and Federal Money Market Funds and their corresponding Portfolios have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which such Funds and their corresponding Portfolios are obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net asset value of such Fund during any 90-day period for any one shareholder. The Trust will redeem Fund shares in kind only if it has received a redemption in kind from the corresponding Portfolio and therefore shareholders of the Fund that receive redemptions in kind will receive securities of the Portfolio. The Portfolios have advised the Trust that the Portfolios will not redeem in kind except in circumstances in which a Fund is permitted to redeem in kind.

         Further Redemption Information. The Trust, on behalf of a Fund, and the Portfolios reserve the right to suspend the right of redemption and to postpone the date of payment upon redemption as follows: (i) for up to seven days, (ii) during periods when the New York Stock Exchange is closed for other than weekends and holidays or when trading on such Exchange is restricted as determined by the SEC by rule or regulation, (iii) during periods in which an emergency, as determined by the SEC, exists that causes disposal by the Portfolio of, or evaluation of the net asset value of, its portfolio securities to be unreasonable or impracticable, or (iv) for such other periods as the SEC may permit.

EXCHANGE OF SHARES

         An investor may exchange shares from any Fund into any other J.P. Morgan Institutional Fund, J.P. Morgan Fund, or shares of J.P. Morgan Series Trust, as described in the Prospectus. For complete information, the Prospectus as it relates to the Fund into which a transfer is being made should be read prior to

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                                                       -24-
the transfer. Requests for exchange are made in the same manner as requests for redemptions. See "Redemption of Shares." Shares of the Fund to be acquired are purchased for settlement when the proceeds from redemption become available. The Trust reserves the right to discontinue, alter or limit the exchange privilege at any time.

DIVIDENDS AND DISTRIBUTIONS

         Each Fund declares and pays dividends and distributions as described in the Prospectus.

     Net investment income of each Fund consists of accrued interest or discount and amortized premium, less the accrued expenses of the Fund applicable to that dividend period including the fees payable to Morgan. See "Net Asset Value."

         Determination of the net income for each Fund is made at the times described in the Prospectus; in addition, net investment income for days other than business days is determined at the time net asset value is determined on the prior business day.

         If a shareholder has elected to receive dividends and/or capital gain distributions in cash and the postal or other delivery service is unable to deliver checks to the shareholder's address of record, such shareholder's distribution option will automatically be converted to having all dividend and other distributions reinvested in additional shares. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

NET ASSET VALUE

         Each of the Funds computes its net asset value once daily on Monday through Friday as described in the Prospectus. The net asset value will not be computed on the day the following legal holidays are observed: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veteran's Day, Thanksgiving Day, and Christmas Day. In the event that trading in the money markets is scheduled to end earlier than the close of the New York Stock Exchange in observance of these holidays, the Funds and their corresponding Portfolios would expect to close for purchases and redemptions an hour in advance of the end of trading in the money markets. The Funds and the Portfolios may also close for purchases and redemptions at such other times as may be determined by the Board of Trustees to the extent permitted by applicable law. On any business day when the Public Securities Association ("PSA") recommends that the securities market close early, the Funds reserve the right to cease accepting purchase and redemption orders for same business day credit at the time PSA recommends that the securities market close. On days the Funds close early, purchase and redemption orders received after the PSA- recommended closing time will be credited the next business day. The days on which net asset value is determined are the Funds' business days.

         The net asset value of each Fund is equal to the value of the Fund's investment in its corresponding Portfolio (which is equal to the Fund's pro rata share of the total investment of the Fund and of any other investors in the Portfolio less the Fund's pro rata share of the Portfolio's liabilities) less the

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                                                       -25-

Fund's liabilities. The following is a discussion of the procedures used by the Portfolios corresponding to each Fund in valuing their assets.

         The Portfolios' portfolio securities are valued by the amortized cost method. The purpose of this method of calculation is to attempt to maintain a constant net asset value per share of the Fund of $1.00. No assurances can be given that this goal can be attained. The amortized cost method of valuation values a security at its cost at the time of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. If a difference of more than 1/2 of 1% occurs between valuation based on the amortized cost method and valuation based on market value, the Trustees will take steps necessary to reduce such deviation, such as changing a Fund's dividend policy, shortening the average portfolio maturity, realizing gains or losses, or reducing the number of outstanding Fund shares. Any reduction of outstanding shares will be effected by having each shareholder contribute to a Fund's capital the necessary shares on a pro rata basis. Each shareholder will be deemed to have agreed to such contribution in these circumstances by his investment in the Funds. See "Taxes."

PERFORMANCE DATA

         From time to time, the Funds may quote performance in terms of yield, actual distributions, total return or capital appreciation in reports, sales literature and advertisements published by the Trust. Current performance information for the Funds may be obtained by calling the number provided on the cover page of this Statement of Additional Information. See "Additional Information" in the Prospectus.

         Yield Quotations. As required by regulations of the SEC, current yield for the Funds is computed by determining the net change exclusive of capital changes in the value of a hypothetical pre-existing account having a balance of one share at the beginning of a seven-day calendar period, dividing the net change in account value of the account at the beginning of the period, and multiplying the return over the seven-day period by 365/7. For purposes of the calculation, net change in account value reflects the value of additional shares purchased with dividends from the original share and dividends declared on both the original share and any such additional shares, but does not reflect realized gains or losses or unrealized appreciation or depreciation. Effective yield for each Fund is computed by annualizing the seven-day return with all dividends reinvested in additional Fund shares.

         Below is set forth historical yield information for the periods indicated:

Treasury Money Market Fund (12/31/97): 7-day current yield: 5.36%; 7-day effective yield: 5.50%.

     Federal Money Market Fund (12/31/97): 7-day current yield: 5.32%; 7-day effective yield: 5.47%.

     Total Return Quotations. Historical performance information for periods prior to the establishment of the Federal Money Market Fund will be that of the

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                                                       -26-

     J.P. Morgan Federal Money Market Fund and will be presented in accordance with applicable SEC staff interpretations. The applicable financial information in the registration statement for the J.P. Morgan Funds (Registration Nos. 033-54632 and 811-07340) is incorporated herein by reference.

         Below is set forth historical return information for the periods indicated:

     Treasury Money Market Fund (12/31/97): Average annual total return, 1 year:
N/A; average annual total return, 5 years: N/A; average annual total return, commencement of operations3 to period end: 2.61%; aggregate total return, 1 year: N/A; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations3 to period end: 2.61%.

     Federal Money Market Fund (12/31/97):  Average annual total return, 1 year:
5.16%; average annual total return, 5 years: N/A; average annual total return, commencement of operations4 to period end: 4.42%; aggregate total return, 1 year: 5.16%; aggregate total return, 5 years: N/A; aggregate total return, commencement of operations4 to period end: 24.06%.

         Aggregate total returns, reflecting the cumulative percentage change over a measuring period, may also be calculated.

         General. A Fund's performance will vary from time to time depending upon market conditions, the composition of its corresponding Portfolio, and its operating expenses. Consequently, any given performance quotation should not be considered representative of a Fund's performance for any specified period in the future. In addition, because performance will fluctuate, it may not provide a basis for comparing an investment in a Fund with certain bank deposits or other investments that pay a fixed yield or return for a stated period of time.

         Comparative performance information may be used from time to time in advertising the Funds' shares, including appropriate market indices including the benchmarks indicated under "Investment Advisor" above or data from Lipper Analytical Services, Inc., Micropal, Inc., Ibbotson Associates, Morningstar Inc., the Dow Jones Industrial Average and other industry publications.

PORTFOLIO TRANSACTIONS

     The Advisor places orders for all Portfolios for all purchases and sales of portfolio securities, enters into repurchase agreements, and may enter into reverse repurchase agreements and execute loans of portfolio securities on behalf of all the Portfolios. See "Investment Objectives and Policies."

--------
     3J.P. Morgan Institutional Service Treasury Money Market Fund commenced operations on July 7, 1997.
     4J.P. Morgan Federal Money Market Fund commenced operations on January 4, 1993.


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                                                       -27-

         Fixed income and debt securities and municipal bonds and notes are generally traded at a net price with dealers acting as principal for their own accounts without a stated commission. The price of the security usually includes profit to the dealers. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. On occasion, certain securities may be purchased directly from an issuer, in which case no commissions or discounts are paid.

     Portfolio transactions for the Portfolios will be undertaken principally to accomplish a Portfolio's objective in relation to expected movements in the general level of interest rates. The Portfolios may engage in short-term trading consistent with their objectives. See "Investment Objectives and Policies -- Portfolio Turnover."

         In connection with portfolio transactions for the Portfolios, the Advisor intends to seek best price and execution on a competitive basis for both purchases and sales of securities.

         The Portfolios have a policy of investing only in securities with maturities of less than 397 days, which policy will result in high portfolio turnovers. Since brokerage commissions are not normally paid on investments which the Portfolios make, turnover resulting from such investments should not adversely affect the net asset value or net income of the Portfolios.

         Subject to the overriding objective of obtaining the best possible execution of orders, the Advisor may allocate a portion of a Portfolio's brokerage transactions to affiliates of the Advisor. In order for affiliates of the Advisor to effect any portfolio transactions for a Portfolio, the commissions, fees or other remuneration received by such affiliates must be reasonable and fair compared to the commissions, fees, or other remuneration paid to other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time. Furthermore, the Trustees of each Portfolio, including a majority of the Trustees who are not "interested persons," have adopted procedures which are reasonably designed to provide that any commissions, fees, or other remuneration paid to such affiliates are consistent with the foregoing standard.

         Portfolio securities will not be purchased from or through or sold to or through the Co-Administrator, the Distributor or the Advisor or any other "affiliated person" (as defined in the 1940 Act) of the Co-Administrator, Distributor or Advisor when such entities are acting as principals, except to the extent permitted by law. In addition, the Portfolios will not purchase securities during the existence of any underwriting group relating thereto of which the Advisor or an affiliate of the Advisor is a member, except to the extent permitted by law.

         On those occasions when the Advisor deems the purchase or sale of a security to be in the best interests of a Portfolio as well as other customers including other Portfolios, the Advisor to the extent permitted by applicable laws and regulations, may, but is not obligated to, aggregate the securities to

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                                                       -28-
be sold or purchased for a Portfolio with those to be sold or purchased for other customers in order to obtain best execution, including lower brokerage commissions if appropriate. In such event, allocation of the securities so purchased or sold as well as any expenses incurred in the transaction will be made by the Advisor in the manner it considers to be most equitable and consistent with its fiduciary obligations to a Portfolio. In some instances, this procedure might adversely affect a Portfolio.

MASSACHUSETTS TRUST

         The Trust is a trust fund of the type commonly known as a "Massachusetts business trust" of which each Fund is a separate and distinct series. A copy of the Declaration of Trust for the Trust is on file in the office of the Secretary of The Commonwealth of Massachusetts. The Declaration of Trust and the By-Laws of the Trust are designed to make the Trust similar in most respects to a Massachusetts business corporation. The principal distinction between the two forms concerns shareholder liability described below.

         Effective January 9, 1997, the name of The Treasury Money Market Portfolio was changed to The Federal Money Market Portfolio. Effective January 1, 1998, the name of the Trust was changed from "The JPM Institutional Funds" to "J.P. Morgan Institutional Funds," and each Fund's name changed accordingly.

         Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable as partners for the obligations of the trust which is not the case for a corporation. However, the Trust's Declaration of Trust provides that the shareholders shall not be subject to any personal liability for the acts or obligations of any Fund and that every written agreement, obligation, instrument or undertaking made on behalf of any Fund shall contain a provision to the effect that the shareholders are not personally liable thereunder.

         No personal liability will attach to the shareholders under any undertaking containing such provision when adequate notice of such provision is given, except possibly in a few jurisdictions. With respect to all types of claims in the latter jurisdictions, (i) tort claims, (ii) contract claims where the provision referred to is omitted from the undertaking, (iii) claims for taxes, and (iv) certain statutory liabilities in other jurisdictions, a shareholder may be held personally liable to the extent that claims are not satisfied by a Fund. However, upon payment of such liability, the shareholder will be entitled to reimbursement from the general assets of a Fund. The Trustees intend to conduct the operations of the Trust in such a way so as to avoid, as far as possible, ultimate liability of the shareholders for liabilities of the Funds.

         The Trust's Declaration of Trust further provides that the name of the Trust refers to the Trustees collectively as Trustees, not as individuals or personally, that no Trustee, officer, employee or agent of a Fund is liable to a Fund or to a shareholder, and that no Trustee, officer, employee, or agent is liable to any third persons in connection with the affairs of a Fund, except as such liability may arise from his or its own bad faith, willful misfeasance, gross negligence or reckless disregard of his or its duties to such third persons. It also provides that all third persons shall look solely to Fund

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property for satisfaction of claims arising in connection with the affairs of a Fund. With the exceptions stated, the Trust's Declaration of Trust provides that a Trustee, officer, employee, or agent is entitled to be indemnified against all liability in connection with the affairs of a Fund.

         The Trust shall continue without limitation of time subject to the provisions in the Declaration of Trust concerning termination by action of the shareholders or by action of the Trustees upon notice to the shareholders.

DESCRIPTION OF SHARES

         The Trust is an open-end management investment company organized as a Massachusetts business trust in which each Fund represents a separate series of shares of beneficial interest. See "Massachusetts Trust."

         The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares ($0.001 par value) of one or more series and classes within any series and to divide or combine the shares (of any series, if applicable) without changing the proportionate beneficial interest of each shareholder in a Fund (or in the assets of other series, if applicable). Each share represents an equal proportional interest in a Fund with each other share. Upon liquidation of a Fund, holders are entitled to share pro rata in the net assets of a Fund available for distribution to such shareholders. See "Massachusetts Trust." Shares of a Fund have no preemptive or conversion rights and are fully paid and nonassessable. The rights of redemption and exchange are described in the Prospectus and elsewhere in this Statement of Additional Information.

         The shareholders of the Trust are entitled to a full vote for each full share held and to a fractional vote for each fractional share. Subject to the 1940 Act, the Trustees themselves have the power to alter the number and the terms of office of the Trustees, to lengthen their own terms, or to make their terms of unlimited duration subject to certain removal procedures, and appoint their own successors, provided, however, that immediately after such appointment the requisite majority of the Trustees have been elected by the shareholders of the Trust. The voting rights of shareholders are not cumulative so that holders of more than 50% of the shares voting can, if they choose, elect all Trustees being selected while the shareholders of the remaining shares would be unable to elect any Trustees. It is the intention of the Trust not to hold meetings of shareholders annually. The Trustees may call meetings of shareholders for action by shareholder vote as may be required by either the 1940 Act or the Trust's Declaration of Trust.

         Shareholders of the Trust have the right, upon the declaration in writing or vote of more than two-thirds of its outstanding shares, to remove a Trustee. The Trustees will call a meeting of shareholders to vote on removal of a Trustee upon the written request of the record holders of 10% of the Trust's shares. In addition, whenever ten or more shareholders of record who have been such for at least six months preceding the date of application, and who hold in the aggregate either shares having a net asset value of at least $25,000 or at least 1% of the Trust's outstanding shares, whichever is less, shall apply to the Trustees in writing, stating that they wish to communicate with other shareholders with a

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                                                       -30-
view to obtaining signatures to request a meeting for the purpose of voting upon the question of removal of any Trustee or Trustees and accompanied by a form of communication and request which they wish to transmit, the Trustees shall within five business days after receipt of such application either: (1) afford to such applicants access to a list of the names and addresses of all shareholders as recorded on the books of the Trust; or (2) inform such applicants as to the approximate number of shareholders of record, and the approximate cost of mailing to them the proposed communication and form of request. If the Trustees elect to follow the latter course, the Trustees, upon the written request of such applicants, accompanied by a tender of the material to be mailed and of the reasonable expenses of mailing, shall, with reasonable promptness, mail such material to all shareholders of record at their addresses as recorded on the books, unless within five business days after such tender the Trustees shall mail to such applicants and file with the SEC, together with a copy of the material to be mailed, a written statement signed by at least a majority of the Trustees to the effect that in their opinion either such material contains untrue statements of fact or omits to state facts necessary to make the statements contained therein not misleading, or would be in violation of applicable law, and specifying the basis of such opinion. After opportunity for hearing upon the objections specified in the written statements filed, the SEC may, and if demanded by the Trustees or by such applicants shall, enter an order either sustaining one or more of such objections or refusing to sustain any of them. If the SEC shall enter an order refusing to sustain any of such objections, or if, after the entry of an order sustaining one or more of such objections, the SEC shall find, after notice and opportunity for hearing, that all objections so sustained have been met, and shall enter an order so declaring, the Trustees shall mail copies of such material to all shareholders with reasonable promptness after the entry of such order and the renewal of such tender.

         The Trustees have authorized the issuance and sale to the public of shares of twenty-four series of the Trust. The Trustees have no current intention to create any classes within the initial series or any subsequent series. The Trustees may, however, authorize the issuance of shares of additional series and the creation of classes of shares within any series with such preferences, privileges, limitations and voting and dividend rights as the Trustees may determine. The proceeds from the issuance of any additional series would be invested in separate, independently managed portfolios with distinct investment objectives, policies and restrictions, and share purchase, redemption and net asset valuation procedures. Any additional classes would be used to distinguish among the rights of different categories of shareholders, as might be required by future regulations or other unforeseen circumstances. All consideration received by the Trust for shares of any additional series or class, and all assets in which such consideration is invested, would belong to that series or class, subject only to the rights of creditors of the Trust and would be subject to the liabilities related thereto. Shareholders of any additional series or class will approve the adoption of any management contract or distribution plan relating to such series or class and of any changes in the investment policies related thereto, to the extent required by the 1940 Act.

         For information relating to mandatory redemption of Fund shares or their redemption at the option of the Trust under certain circumstances, see "Redemption of Shares" in the Prospectus.

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                                                       -31-

As of January 2, 1998, the following owned of record, or to the knowledge of management, beneficially owned more than 5% of the outstanding shares of:

     Treasury Money Market Fund: Lee Ray & Co. (11.62%), Hare & Co. (12.21%) and The Chicago Trust Company (76.15%).

TAXES

         Each Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Code. As a regulated investment company, a Fund must, among other things, (a) derive at least 90% of its gross income from dividends, interest, payments with respect to loans of stock and securities, gains from the sale or other disposition of stock, securities or foreign currency and other income (including but not limited to gains from options, futures, and forward contracts) derived with respect to its business of investing in such stock, securities or foreign currency; (b) derive less than 30% of its gross income from the sale or other disposition of stock, securities, options, futures or forward contracts (other than options, futures or forward contracts on foreign currencies) held less than three months, or foreign currencies (or options, futures or forward contracts on foreign currencies) held less than three months, but only if such currencies (or options, futures or forward contracts on foreign currencies) are not directly related to a Fund's principal business of investing in stocks or securities (or options and futures with respect to stocks or securities); and (c) diversify its holdings so that, at the end of each quarter of its taxable year, (i) at least 50% of the value of the Fund's total assets is represented by cash, cash items, U.S. Government securities, securities of other regulated investment companies, and other securities limited, in respect of any one issuer, to an amount not greater than 5% of the Fund's total assets, and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or securities of other regulated investment companies). Effective June 1, 1998, the 30% of gross income test discussed in (b) above will no longer apply to the Funds.

         As a regulated investment company, a Fund (as opposed to its shareholders) will not be subject to federal income taxes on the net investment income and capital gain that it distributes to its shareholders, provided that at least 90% of its net investment income and realized net short-term capital gain in excess of net long-term capital loss for the taxable year is distributed in accordance with the Code's timing requirements.

         Under the Code, a Fund will be subject to a 4% excise tax on a portion of its undistributed taxable income and capital gains if it fails to meet certain distribution requirements by the end of the calendar year. Each Fund intends to make distributions in a timely manner and accordingly does not expect to be subject to the excise tax.

         For federal income tax purposes, dividends that are declared by a Fund in October, November or December as of a record date in such month and actually paid in January of the following year will be treated as if they were paid on December 31 of the year declared. Therefore, such dividends will be taxable to a shareholder in the year declared rather than the year paid.

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                                                       -32-

         Distributions of net investment income and realized net short-term capital gain in excess of net long-term capital loss (other than exempt interest dividends) are generally taxable to shareholders of the Funds as ordinary income whether such distributions are taken in cash or reinvested in additional shares. The Funds expect that a portion of these distributions to corporate shareholders will be eligible for the dividends-received deduction subject to applicable limitations under the Code. If dividend payments exceed income earned by a Fund, the overdistribution would be considered a return of capital rather than a dividend payment. The Funds intend to pay dividends in such a manner so as to minimize the possibility of a return of capital. Distributions of net long-term capital gain (i.e., net long-term capital gain in excess of net short-term capital loss) are taxable to shareholders of a Fund as long-term capital gain, regardless of whether such distributions are taken in cash or reinvested in additional shares and regardless of how long a shareholder has held shares in the Fund. As a result of the enactment of the Taxpayer Relief Act of 1997 (the "Act"), long-term capital gain of an individual is generally subject to a maximum rate of 28% in respect of a capital asset held directly by such individual for more than one year but not more than eighteen months, and the maximum rate is reduced to 20% in respect of a capital asset held in excess of 18 months. The Act authorizes the Treasury department to promulgate regulations that would apply these rules in the case of long-term capital gain distributions made by a Fund. The Treasury department has indicated that, under such regulations, individual shareholders will be taxed at a maximum rate of 28% in respect of capital gains distributions designated as 28% rate gain distributions and will be taxed at a maximum rate of 20% in respect of capital gains distributions designated as 20% rate gain distributions, regardless of how long they have held their shares in a Fund. In addition, no loss will be allowed on the redemption or exchange of shares of a Fund if, within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

         To maintain a constant $1.00 per share net asset value, the Trustees of the Trust may direct that the number of outstanding shares be reduced pro rata. If this adjustment is made, it will reflect the lower market value of portfolio securities and not realized losses. The adjustment may result in a shareholder having more dividend income than net income in his account for a period. When the number of outstanding shares of a Fund is reduced, the shareholder's basis in the shares of the Fund may be adjusted to reflect the difference between taxable income and net dividends actually distributed. This difference may be realized as a capital loss when the shares are liquidated. Subject to certain limited exceptions, capital losses cannot be used to offset ordinary income. See "Net Asset Value."

         Gains or losses on sales of portfolio securities will be treated as long-term capital gains or losses if the securities have been held for more than one year except in certain cases where a put is acquired or a call option is written thereon or straddle rules are otherwise applicable. Other gains or losses on the sale of securities will be short-term capital gains or losses. Gains and losses on the sale, lapse or other termination of options on securities will be treated as gains and losses from the sale of securities. Except as

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                                                       -33-
described below, if an option written by a Portfolio lapses or is terminated through a closing transaction, such as a repurchase by the Portfolio of the option from its holder, the Portfolio will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Portfolio in the closing transaction. If securities are purchased by a Portfolio pursuant to the exercise of a put option written by it, the Portfolio will subtract the premium received from its cost basis in the securities purchased.

         Any gain or loss realized on the redemption or exchange of Fund shares by a shareholder who is not a dealer in securities will be treated as long-term capital gain or loss if the shares have been held for more than one year, and otherwise as short-term capital gain or loss. As noted above, long-term capital gain of an individual holder is subject to a maximum tax rate of 28% in respect of shares held for more than one year. The maximum rate is reduced to 20% in respect of shares held for more than 18 months. However, any loss realized by a shareholder upon the redemption or exchange of shares in the Fund held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributions received by the shareholder with respect to such shares. In addition, no loss will be allowed on the redemption or exchange of shares of the Fund, if within a period beginning 30 days before the date of such redemption or exchange and ending 30 days after such date, the shareholder acquires (such as through dividend reinvestment) securities that are substantially identical to shares of the Fund.

         Foreign Shareholders. Dividends of net investment income and distributions of realized net short-term gain in excess of net long-term loss to a shareholder who, as to the United States, is a nonresident alien individual, fiduciary of a foreign trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax at the rate of 30% (or lower treaty rate) unless the dividends are effectively connected with a U.S. trade or business of the shareholder, in which case the dividends will be subject to tax on a net income basis at the graduated rates applicable to U.S. individuals or domestic corporations. Distributions treated as long term capital gains to foreign shareholders will not be subject to U.S. tax unless the distributions are effectively connected with the shareholder's trade or business in the United States or, in the case of a shareholder who is a nonresident alien individual, the shareholder was present in the United States for more than 182 days during the taxable year and certain other conditions are met.

         If a correct and certified taxpayer identification number is not on file, the Fund is required, subject to certain exemptions, to withhold 31% of certain payments made or distributions declared to non-corporate shareholders.

         In the case of a foreign shareholder who is a nonresident alien individual or foreign entity, a Fund may be required to withhold U.S. federal income tax as "backup withholding" at the rate of 31% from distributions treated as long-term capital gains and from the proceeds of redemptions, exchanges or other dispositions of Fund shares unless IRS Form W-8 is provided. Transfers by gift of shares of a Fund by a foreign shareholder who is a nonresident alien individual will not be subject to U.S. federal gift tax, but the value of shares

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                                                       -34-
of the Fund held by such a shareholder at his or her death will be includible in his or her gross estate for U.S. federal estate tax purposes.

         State and Local Taxes. Each Fund may be subject to state or local taxes in jurisdictions in which the Fund is deemed to be doing business. In addition, the treatment of a Fund and its shareholders in those states which have income tax laws might differ from treatment under the federal income tax laws. Shareholders should consult their own tax advisors with respect to any state or local taxes.

         Other Taxation. The Trust is organized as a Massachusetts business trust and, under current law, neither the Trust nor any Fund is liable for any income or franchise tax in The Commonwealth of Massachusetts, provided that each Fund continues to qualify as a regulated investment company under Subchapter M of the Code. The Portfolios are organized as New York trusts. The Portfolios are not subject to any federal income taxation or income or franchise tax in the State of New York or The Commonwealth of Massachusetts. The investment by a Fund in its corresponding Portfolio does not cause the Fund to be liable for any income or franchise tax in the State of New York.

ADDITIONAL INFORMATION

         As used in this Statement of Additional Information and the Prospectus, the term "majority of the outstanding voting securities" means the vote of (i) 67% or more of the Fund's shares or the Portfolio's outstanding voting securities present at a meeting, if the holders of more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities are present or represented by proxy, or (ii) more than 50% of the Fund's outstanding shares or the Portfolio's outstanding voting securities, whichever is less.

         Telephone calls to the Funds, Morgan or Service Organizations as shareholder servicing agent may be tape recorded. With respect to the securities offered hereby, this Statement of Additional Information and the Prospectus do not contain all the information included in the Trust's Registration Statement filed with the SEC under the 1933 Act and the Trust's and the Portfolios' Registration Statements filed under the 1940 Act. Pursuant to the rules and regulations of the SEC, certain portions have been omitted. The Registration Statements including the exhibits filed therewith may be examined at the office of the SEC in Washington D.C.


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                                                       -35-

         Statements contained in this Statement of Additional Information and the Prospectus concerning the contents of any contract or other document are not necessarily complete, and in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the applicable Registration Statements. Each such statement is qualified in all respects by such reference.

         No dealer, salesman or any other person has been authorized to give any information or to make any representations, other than those contained in the Prospectus and this Statement of Additional Information, in connection with the offer contained therein and, if given or made, such other information or representations must not be relied upon as having been authorized by any of the Trust, the Funds or the Distributor. The Prospectus and this Statement of Additional Information do not constitute an offer by any Fund or by the Distributor to sell or solicit any offer to buy any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful for the Fund or the Distributor to make such offer in such jurisdictions.

FINANCIAL STATEMENTS

     The following financial statements and the report thereon of Price Waterhouse LLP of each Fund are incorporated herein by reference from their respective annual report filings made with the SEC pursuant to Section 30(b) of the 1940 Act and Rule 30b2-1 thereunder. Any of the following financial reports are available without charge upon request by calling JP Morgan Funds Services at
(800) 766-7722. Each Fund's financial statements include the financial statements of the Fund's corresponding Portfolio.


                           Date of Semi-Annual      Date of Annual
                           Report; Date Semi-       Report; Date Annual
                           Annual Report Filed;     Report Filed; and
Name of Fund               and Accession Number     Accession Number


JPM Institutional Service  N/A                      10/31/97
Treasury Money Market Fund                          12/24/97
                                                    0001016969-97-100
JPM Institutional Federal Money   N/A               10/31/97
Market Fund                                         12/24/97
                                                    0001016969-97-000097



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                                                       -36-

APPENDIX A

Description of Security Ratings

STANDARD & POOR'S

Corporate and Municipal Bonds

AAA - Debt rated AAA has the highest ratings assigned by Standard & Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.

     AA - Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in a small degree.

     A - Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB - Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than for debt in higher rated categories.

Commercial Paper, including Tax Exempt

     A - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

     A-1 - This designation indicates that the degree of safety regarding timely payment is very strong.

Short-Term Tax-Exempt Notes

     SP-1 - The short-term tax-exempt note rating of SP-1 is the highest rating assigned by Standard & Poor's and has a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given a "plus" (+) designation.

     SP-2 - The short-term tax-exempt note rating of SP-2 has a satisfactory capacity to pay principal and interest.

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                                       A-1

MOODY'S

Corporate and Municipal Bonds

     Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

     A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Commercial Paper, including Tax Exempt

     Prime-1 - Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

     - Leading market positions in well established industries. - High rates of return on funds employed. - Conservative capitalization structures with moderate reliance on debt and ample asset protection. - Broad margins in earnings coverage of fixed financial charges and high internal cash generation. - Well established access to a range of financial markets and assured sources of alternate liquidity.


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                                       A-2

Short-Term Tax Exempt Notes

     MIG-1 - The short-term tax-exempt note rating MIG-1 is the highest rating assigned by Moody's for notes judged to be the best quality. Notes with this rating enjoy strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

     MIG-2 - MIG-2 rated notes are of high quality but with margins of protection not as large as MIG-1.

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                                       A-3

                                                  PART C


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements

The following financial statements are included in Part A:

Financial Highlights:               JPM Institutional Treasury Money Market Fund
                                    JPM Institutional Service Treasury Money
                                      Market Fund

The following financial statements are incorporated by reference into Part B:

THE JPM INSTITUTIONAL TREASURY MONEY MARKET FUND Statement of Assets and Liabilities at October 31, 1997 Statement of Operations for the Period July 8, 1997 (commencement of operations) to October 31, 1997
Statement of Changes in Net Assets for the Period July 8, 1997 (commencement of operations) to October 31, 1997 Financial Highlights for the Period July 8, 1997 (commencement of operations) to October 31, 1997 Notes to Financial Statements October 31, 1997

THE JPM INSTITUTIONAL SERVICE TREASURY MONEY MARKET FUND Statement of Assets and Liabilities at October 31, 1997 Statement of Operations for the Period July 7, 1997 (commencement of operations) to October 31, 1997
Statement of Changes in Net Assets for the Period July 7, 1997 (commencement of operations) to October 31, 1997 Financial Highlights for the Period July 7, 1997 (commencement of operations) to October 31, 1997 Notes to Financial Statements October 31, 1997

THE TREASURY MONEY MARKET PORTFOLIO Schedule of Investments at October 31, 1997 Statement of Assets and Liabilities at October 31, 1997
Statement of Operations for the Period from July 7, 1997 (commencement of operations) to October 31, 1997 Statement of Changes in Net Assets for the Period from July 7, 1997 (commencement of operations) to October 31, 1997 Supplementary Data
Notes to Financial Statements October 31, 1997

THE JPM INSTITUTIONAL FEDERAL MONEY MARKET FUND Statement of Assets and Liabilities at October 31, 1997 Statement of Operations for the Fiscal Year Ended October 31, 1997 Statement of Changes in Net Assets Financial Highlights Notes to Financial Statements October 31, 1997

THE FEDERAL MONEY MARKET PORTFOLIO Schedule of Investments at October 31, 1997 Statement of Assets and Liabilities at October 31, 1997
Statement of Operations for the Fiscal Year Ended October 31, 1997
Statement of Changes in Net Assets
Supplementary Data
Notes to Financial Statements October 31, 1997

(b) Exhibits

Exhibit Number

1. Declaration of Trust, as amended, was filed as Exhibit No. 1 to Post-Effective Amendment No. 25 to the Registration Statement filed on September 26, 1996 (Accession Number 0000912057-96-021281).

     1(a). Amendment No. 5 to Declaration of Trust; Amendment and Fifth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest.*

     1(b). Amendment No. 6 to Declaration of Trust; Amendment and Sixth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(b) to Post-Effective Amendment No. 31 to the Registration Statement on February 28, 1997 (Accession Number 0001016964-97-000041).

     1(c). Amendment No. 7 to Declaration of Trust; Amendment and Seventh Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(c) to Post-Effective Amendment No. 32 to the Registration Statement on April 15, 1997 (Accession Number 0001016964-97-000053).

     1(d). Amendment No. 8 to Declaration of Trust; Amendment and Eighth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest filed as Exhibit No. 1(d) to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

     1(e) Amendment No. 9 to Declaration of Trust; Amendment and Ninth Amended and Restated Establishment and Designation of Series of Shares of Beneficial Interest was filed as Exhibit No. 1(e) to Post-Effective Amendment No. 44 to the Registration Statement filed on December 29, 1997 (Accession Number 0001041455-97-000014).

2.       Restated By-Laws of Registrant.*

4.       Form of Share Certificate.*

6.       Distribution Agreement between Registrant and Funds Distributor, Inc.
         ("FDI").*

8. Custodian Contract between Registrant and State Street Bank and Trust Company ("State Street").*

9(a).    Co-Administration Agreement between Registrant and FDI.*

9(b). Restated Shareholder Servicing Agreement between Registrant and Morgan Guaranty Trust Company of New York ("Morgan Guaranty").**

9(c).    Transfer Agency and Service Agreement between Registrant and State
         Street.*

     9(d). Restated Administrative Services Agreement between Registrant and Morgan Guaranty.*

9(e). Fund Services Agreement, as amended, between Registrant and Pierpont Group, Inc.*

9(f). Service Plan with respect to Registrant's Service Money Market Funds.**

10.      Opinion and consent of Sullivan & Cromwell.*

11.      Consents of independent accountants. (filed herewith)

13.      Purchase agreements with respect to Registrant's initial shares.*

16.      Schedule for computation of performance quotations.*

18. Powers of Attorney were filed as Exhibit No. 18 to Post-Effective Amendment No. 40 to the Registration Statement on October 9, 1997 (Accession Number 0001016964-97-000158).

27.      Financial Data Schedules. (filed herewith)
-------------------------

* Incorporated herein by reference to Post-Effective Amendment No. 29 to the Registration Statement filed on December 26, 1996 (Accession Number 0001016964-96-000061).

**       Incorporated herein by reference to Post-Effective Amendment No. 33 to the Registration Statement filed on April 30, 1997 (Accession Number 00001016964-97-000059).

ITEM 25.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

Not applicable.

ITEM 26.  NUMBER OF HOLDERS OF SECURITIES.

Shares of Beneficial Interest ($0.001 par value).
Title of Class:  Number of Record Holders as of December 5, 1997.

The JPM Institutional Prime Money Market Fund: 203
The JPM Institutional Federal Money Market Fund: 22
The JPM Institutional Bond Fund: 160
The JPM Institutional Diversified Fund: 51
The JPM Institutional U.S. Small Company Fund: 459
The JPM Institutional International Equity Fund: 368
The JPM Institutional Emerging Markets Equity Fund: 434
The JPM Institutional International Bond Fund: 14
The JPM Institutional Short Term Bond Fund: 30
The JPM Institutional U.S. Equity Fund: 143
The JPM Institutional Tax Exempt Money Market Fund: 121
The JPM Institutional Tax Exempt Bond Fund: 194
The JPM Institutional New York Total Return Bond Fund: 74
The JPM Institutional European Equity Fund: 7
The JPM Institutional Japan Equity Fund: 3
The JPM Institutional Asia Growth Fund: 3
The JPM Institutional Disciplined Equity Fund: 130
The JPM Institutional International Opportunities Fund: 192 The JPM Institutional Global Strategic Income Fund: 121
The JPM Institutional Treasury Money Market Fund: 9
The JPM Institutional Service Prime Money Market Fund: 1
The JPM Institutional Service Federal Money Market Fund: 2 The JPM Institutional Service Tax Exempt Money Market Fund: 1 The JPM Institutional Service Treasury Money Market Fund: 4

ITEM 27.  INDEMNIFICATION.

Reference  is made to  Section  5.3 of  Registrant's  Declaration  of Trust  and
Section 5 of Registrant's Distribution Agreement.

Registrant, its Trustees and officers are insured against certain expenses in connection with the defense of claims, demands, actions, suits, or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, trustees, officers and controlling persons of the Registrant and the principal underwriter pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, trustee, officer, or controlling person of the Registrant and the principal underwriter in connection with the successful defense of any action, suite or proceeding) is asserted against the Registrant by such director, trustee, officer or controlling person or principal underwriter in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

Not Applicable.

ITEM 29.  PRINCIPAL UNDERWRITERS.

(a) FDI, located at 60 State Street, Suite 1300, Boston, Massachusetts 02109, is the principal underwriter of the Registrant's shares.

FDI acts as principal underwriter of the following investment companies other than the Registrant:

BJB Investment Funds
Burridge Funds
Foreign Fund, Inc.
Fremont Mutual Funds, Inc.
Harris Insight Funds Trust
H.T. Insight Funds, Inc. d/b/a
Harris Insight Funds
LKCM Fund
Monetta Fund, Inc.
Monetta Trust
The Munder Framlington Funds Trust
The Munder Funds, Inc.
The Munder Funds Trust
The PanAgora Institutional Funds
RCM Capital Funds, Inc.
RCM Equity Funds, Inc.
The Skyline Funds
St. Clair Money Market Fund
Waterhouse Investors Cash Management Funds, Inc.
J.P. Morgan Funds
J.P. Morgan Series Trust
J.P. Morgan Series Trust II

FDI is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. FDI is an indirect wholly-owned subsidiary of Boston Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

(b) The information required by this Item 29(b) with respect to each director, officer and partner of FDI is incorporated herein by reference to Schedule A of Form BD filed by FDI with the Securities and Exchange Commission pursuant to the Securities Act of 1934 (SEC File No. 8-20518).

(c) Not applicable.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS.

PIERPONT GROUP, INC.: 461 Fifth Avenue, New York, New York 10017 (records relating to its assisting the Trustees in carrying out their duties in supervising the Registrant's affairs).

MORGAN GUARANTY TRUST COMPANY OF NEW YORK: 60 Wall Street, New York, New York 10260-0060, 522 Fifth Avenue, New York, New York 10036 or 9 West 57th Street, New York, New York 10019 (records relating to its functions as shareholder servicing agent and administrative services agent).

STATE  STREET  BANK AND  TRUST  COMPANY:  1776  Heritage  Drive,  North  Quincy,
Massachusetts 02171 and 40 King Street West, Toronto, Ontario, Canada M5H 3Y8 (records relating to its functions as fund accountant, custodian, transfer agent and dividend disbursing agent).

FUNDS DISTRIBUTOR, INC.: 60 State Street, Suite 1300, Boston, Massachusetts 02109 (records relating to its functions as distributor and co-administrator).

ITEM 31.  MANAGEMENT SERVICES.

Not Applicable.

ITEM 32.  UNDERTAKINGS.

(a) If the information called for by Item 5A of Form N-1A is contained in the latest annual report to shareholders, the Registrant shall furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders upon request and without charge.

(b) The Registrant undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the 1940 Act were applicable to the Registrant, except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value of shares held by such requesting shareholders.

(c) The Registrant undertakes to file a Post-Effective Amendment on behalf of J.P. Morgan Institutional Service Federal Money Market Fund, J.P. Morgan Institutional Service Prime Money Market Fund, J.P. Morgan Institutional Service Tax Exempt Money Market Fund and J.P. Morgan
         Institutional Bond Fund - Ultra using financial statements which need not be certified, within four to six months from the commencement of public investment operations of such funds.

                                                SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 7th day of January, 1998.

J.P. MORGAN INSTITUTIONAL FUNDS


By       /s/ Richard W. Ingram
         -----------------------
         Richard W. Ingram
         President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities indicated on January 7, 1998.

/s/ Richard W. Ingram
------------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer)

Matthew Healey*
-----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer)

Frederick S. Addy*
------------------------------
Frederick S. Addy
Trustee

William G. Burns*
------------------------------
William G. Burns
Trustee

Arthur C. Eschenlauer*
------------------------------
Arthur C. Eschenlauer
Trustee

Michael P. Mallardi*
------------------------------
Michael P. Mallardi
Trustee

*By      /s/ Richard W. Ingram
         ----------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                                SIGNATURES

Each Portfolio has duly caused this registration statement on Form N-1A ("Registration Statement") of J.P. Morgan Institutional Funds (the "Trust") (File No. 033-54642) to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston, on the 7th day of January, 1998.

THE SERIES PORTFOLIO II AND THE FEDERAL MONEY MARKET PORTFOLIO

         Richard W. Ingram
By       -------------------------
         Richard W. Ingram
         President and Treasurer

Pursuant to the requirements of the Securities Act of 1933, the Trust's Registration Statement has been signed below by the following persons in the capacities indicated on January 7, 1998.


Richard W. Ingram
----------------------------
Richard W. Ingram
President and Treasurer (Principal Financial and Accounting Officer) of the Portfolios

Matthew Healey*
----------------------------
Matthew Healey
Trustee, Chairman and Chief Executive Officer (Principal Executive Officer) of the Portfolios

Frederick S. Addy*
----------------------------
Frederick S. Addy
Trustee of the Portfolios

William G. Burns*
----------------------------
William G. Burns
Trustee of the Portfolios

Arthur C. Eschenlauer*
----------------------------
Arthur C. Eschenlauer
Trustee of the Portfolios

Michael P. Mallardi*
----------------------------
Michael P. Mallardi
Trustee of the Portfolios

         Richard W. Ingram
*By      ------------------------
         Richard W. Ingram
         as attorney-in-fact pursuant to a power of attorney previously filed.

                                             INDEX TO EXHIBITS

Exhibit No.       Description of Exhibit
-------------     ----------------------

EX-11                      Consents of independent accountants

EX-27.1-27.21              Financial Data Schedules